UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08257

GE INSTITUTIONAL FUNDS, INC

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 09/30

Date of reporting period: 12/31/12

Item 1.	Schedule of Investments

GE Institutional International Equity

Schedule of Investments—December 31, 2012 (Unaudited)

Common Stock—94.0% †	Number of Shares	Fair Value
Australia—2.1%
Brambles Ltd.	2,620,630	$20,774,714
CSL Ltd.	335,219	18,920,991
		39,695,705

Belgium—0.9%
Anheuser-Busch InBev N.V.	200,008	17,397,149

Brazil—0.5%
Petroleo Brasileiro S.A. ADR	500,346	9,656,678

Canada—2.6%
Canadian Natural Resources Ltd.	195,556	5,624,911
Cenovus Energy Inc.	139,652	4,669,092
Potash Corporation of Saskatchewan Inc.	524,472	21,322,313
Suncor Energy Inc.	572,551	18,809,022
		50,425,338

China—1.1%
Baidu Inc. ADR	201,866	20,245,141	(a,h)

France—8.5%
AXA S.A.	1,035,694	18,574,846
BNP Paribas S.A.	411,427	23,395,042	(h)
Cap Gemini S.A.	207,362	9,056,773
Cie Generale d’Optique Essilor International S.A.	253,486	25,535,860
European Aeronautic Defence and Space Company N.V.	86,587	3,409,356
LVMH Moet Hennessy Louis Vuitton S.A.	128,536	23,694,381
Safran S.A.	847,251	36,648,742
Total S.A.	139,011	7,224,651
Vallourec S.A.	309,428	16,223,438
		163,763,089

Germany—10.6%
Bayer AG	178,709	17,021,997
Deutsche Bank AG	510,820	22,447,025
Fresenius SE & Company KGaA	324,577	37,304,654
HeidelbergCement AG	370,435	22,640,935
Linde AG	251,743	43,990,251
SAP AG	586,331	47,093,029
Siemens AG	108,137	11,810,955
		202,308,846

Hong Kong—2.6%
AIA Group Ltd.	10,501,221	41,651,364
Wharf Holdings Ltd.	1,100,276	8,776,129
		50,427,493

India—0.3%
Power Grid Corporation of India Ltd.	2,420,798	5,111,389

Ireland—1.2%
WPP PLC	1,611,748	23,561,547

Italy—2.3%
Eni S.p.A.	852,520	20,860,093
Luxottica Group S.p.A.	567,363	23,390,295
		44,250,388

Japan—16.9%
Astellas Pharma Inc.	396,900	17,880,338
Bridgestone Corp.	1,144,400	29,849,070
Daito Trust Construction Company Ltd.	124,700	11,808,579
FANUC Corp.	159,900	29,807,799
JGC Corp.	686,872	21,446,008
Kubota Corp.	1,283,000	14,780,162
Mitsubishi Estate Company Ltd.	449,000	10,770,507
Mitsubishi Heavy Industries Ltd.	2,048,000	9,926,120
Mitsubishi UFJ Financial Group Inc.	378,800	2,053,760
Mitsui & Company Ltd.	984,100	14,779,542
Nikon Corp.	394,183	11,660,894
SMC Corp.	61,400	11,175,512
Softbank Corp.	617,989	22,688,385
Sony Financial Holdings Inc.	945,500	17,031,851
Sumitomo Realty & Development Company Ltd. (REIT)	164,000	5,474,215
The Bank of Yokohama Ltd.	2,724,452	12,692,553
Tokio Marine Holdings Inc.	408,200	11,394,504
Toyota Motor Corp.	1,022,381	47,835,093
Unicharm Corp.	410,400	21,368,184
		324,423,076

Netherlands—2.9%
ING Groep N.V.	3,731,387	35,399,013	(a)
Unilever N.V.	506,691	19,365,050
		54,764,063

Norway—0.8%
Subsea 7 S.A.	667,472	16,019,270

Singapore—1.3%
United Overseas Bank Ltd.	1,526,249	25,037,667

South Korea—2.3%
Samsung Electronics Company Ltd.	30,317	43,559,452

Sweden—3.2%
Alfa Laval AB	952,072	19,900,583
Assa Abloy AB	41,680	1,568,393
Hexagon AB	754,377	19,070,105
Telefonaktiebolaget LM Ericsson	2,106,830	21,274,090
		61,813,171

Switzerland—8.4%
Nestle S.A.	683,263	44,544,341
Novartis AG	550,583	34,755,528
Roche Holding AG	93,311	18,851,296
Syngenta AG	76,905	31,044,804
The Swatch Group AG	23,942	12,131,804
Zurich Insurance Group AG	76,864	20,580,569
		161,908,342

Taiwan—2.5%
Taiwan Semiconductor Manufacturing Company Ltd.	13,823,548	46,237,115
Taiwan Semiconductor Manufacturing Company Ltd. ADR	70,256	1,205,593
		47,442,708

United Kingdom—23.0%
Aggreko PLC	567,584	16,208,508
BG Group PLC	1,187,532	19,820,604
BHP Billiton PLC	917,874	32,397,554	(h)
Capita PLC	1,502,151	18,573,938
Diageo PLC	1,717,228	50,049,374
Experian PLC	698,295	11,261,643
HSBC Holdings PLC	4,800,958	50,907,534
Intertek Group PLC	169,978	8,639,906
Lloyds Banking Group PLC	21,477,015	17,125,964	(a)
National Grid PLC	2,965,832	34,038,353
Prudential PLC	2,094,767	29,906,096
Reckitt Benckiser Group PLC	187,952	11,938,834
Rio Tinto PLC	611,541	35,691,582
Royal Dutch Shell PLC	966,873	33,582,059
Standard Chartered PLC	1,301,803	33,712,121
Tesco PLC	1,357,811	7,484,440
Vodafone Group PLC	12,182,550	30,686,533
		442,025,043

Total Common Stock
(Cost $1,558,790,430)		1,803,835,555

Preferred Stock—1.8%

Germany—1.8%
Volkswagen AG
(Cost $25,369,664)	152,435	34,934,954

Total Investments in Securities
(Cost $1,584,160,094)		1,838,770,509

Short-Term Investments—4.0%
GE Institutional Money Market Fund—Investment Class
0.06%
(Cost $76,329,782)		76,329,782	(d,k)
Total Investments
(Cost $1,660,489,876)		1,915,100,291

Other Assets and Liabilities, net—0.2%		3,521,580

NET ASSETS—100.0%		$1,918,621,871

Other Information

The Fund had the following long futures contracts open at December 31, 2012 (Unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index Futures	March 2013	292	$10,067,041	$(32,917)
FTSE 100 Index Futures	March 2013	253	24,050,000	(188,806)
Topix Index Futures	March 2013	170	16,938,067	1,229,586

				$1,007,863

The Fund was invested in the following sectors at December 31, 2012 (Unaudited):

Sector	Percentage (based on Fair Value)
Diversified Financial Services	9.69%
Integrated Oil & Gas	5.99%
Semiconductors	4.75%
Life & Health Insurance	4.63%
Pharmaceuticals	4.62%
Industrial Machinery	4.54%
Automobile Manufacturers	4.32%
Diversified Metals & Mining	3.56%
Packaged Foods & Meats	3.34%
Apparel, Accessories & Luxury Goods	3.09%
Wireless Telecommunication Services	2.79%
Fertilizers & Agricultural Chemicals	2.73%
Distillers & Vintners	2.61%
Application Software	2.46%
Industrial Gases	2.30%
Aerospace & Defense	2.09%
Multi-Line Insurance	2.04%
Healthcare Services	1.95%
Diversified Support Services	1.93%
Diversified Real Estate Activities	1.92%
Multi-Utilities	1.78%
Household Products	1.74%
Tires & Rubber	1.56%
Healthcare Supplies	1.33%
Advertising	1.23%
Construction Materials	1.18%
Diversified Capital Markets	1.17%
Construction & Engineering	1.12%
Communications Equipment	1.11%
Internet Software & Services	1.06%
Research & Consulting Services	1.04%
Electronic Equipment & Instruments	1.00%
Biotechnology	0.99%
Human Resource & Employment Services	0.97%
Brewers	0.91%
Oil & Gas Equipment & Services	0.84%
Construction & Farm Machinery & Heavy Trucks	0.77%

Trading Companies & Distributors	0.77%
Regional Banks	0.66%
Industrial Conglomerates	0.62%
Photographic Products	0.61%
Property & Casualty Insurance	0.59%
IT Consulting & Other Services	0.47%
Food Retail	0.39%
Oil & Gas Exploration & Production	0.29%
Electric Utilities	0.27%
Diversified Banks	0.11%
Building Products	0.08%

96.01%

Short-Term Investments	Percentage (based on Fair Value)
Short-Term Investments	3.99%

100.00%

GE Institutional Premier Growth Equity

Schedule of Investments—December 31, 2012 (Unaudited)

Common Stock—96.9% †	Number of Shares	Fair Value
Air Freight & Logistics—2.8%
United Parcel Service Inc.	89,789	$6,620,143

Application Software—1.6%
Intuit Inc.	65,019	3,868,630

Asset Management & Custody Banks—2.5%
State Street Corp.	125,911	5,919,076	(e)

Biotechnology—6.2%
Amgen Inc.	82,565	7,127,011
Gilead Sciences Inc.	105,270	7,732,082	(a)
		14,859,093

Broadcasting—3.1%
Discovery Communications Inc.	124,879	7,305,422	(a)

Cable & Satellite—6.7%
Comcast Corp.	118,688	4,266,834
DIRECTV	53,669	2,692,038	(a)
Liberty Global Inc.	151,712	8,913,080	(a)
		15,871,952

Casinos & Gaming—1.5%
Las Vegas Sands Corp.	77,404	3,572,968

Communications Equipment—5.9%
Cisco Systems Inc.	149,648	2,940,583
Qualcomm Inc.	178,546	11,073,423
		14,014,006

Computer Hardware—5.8%
Apple Inc.	25,801	13,752,707	(h)

Data Processing & Outsourced Services—8.7%
Paychex Inc.	206,411	6,427,639
The Western Union Co.	319,937	4,354,343
Visa Inc.	65,020	9,855,731
		20,637,713

Fertilizers & Agricultural Chemicals—3.3%
Monsanto Co.	82,565	7,814,777

Healthcare Equipment—3.9%
Covidien PLC	162,033	9,355,785

Healthcare Services—3.9%
Express Scripts Holding Co.	173,386	9,362,844	(a)

Healthcare Supplies—0.9%
DENTSPLY International Inc.	56,762	2,248,343

Home Improvement Retail—3.7%
Lowe’s Companies Inc.	247,694	8,798,091

Industrial Machinery—3.9%
Dover Corp.	139,328	9,155,243

Internet Retail—1.4%
Amazon.com Inc.	12,901	3,239,957	(a)

Internet Software & Services—8.7%
Baidu Inc. ADR	72,244	7,245,351	(a)
eBay Inc.	191,963	9,793,952	(a)
Google Inc.	5,160	3,660,349	(a)
		20,699,652

Investment Banking & Brokerage—2.1%
The Goldman Sachs Group Inc.	39,218	5,002,648

Oil & Gas Equipment & Services—4.2%
Schlumberger Ltd.	144,488	10,011,573

Oil & Gas Exploration & Production—1.4%
Anadarko Petroleum Corp.	44,378	3,297,729

Soft Drinks—3.3%
PepsiCo Inc.	114,558	7,839,204

Specialized Finance—3.2%
CME Group Inc.	149,648	7,588,650

Specialized REITs—2.5%
American Tower Corp.	77,404	5,981,007

Specialty Stores—2.1%
Dick’s Sporting Goods Inc.	108,365	4,929,524

Systems Software—3.6%
Microsoft Corp.	190,931	5,103,585
Oracle Corp.	103,206	3,438,824
		8,542,409
Total Common Stock
(Cost $174,802,669 )		230,289,146

Short-Term Investments—5.8%
GE Institutional Money Market Fund—Investment Class
0.06%
(Cost $13,813,296)		13,813,296	(d,k)

Total Investments
(Cost $188,615,965)		244,102,442

Liabilities in Excess of Other Assets, net—(2.7)%		(6,463,280)

NET ASSETS—100.0%		$237,639,162

Other Information

The Fund had the following short futures contracts open at December 31, 2012 (Unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	March 2013	16	$(1,136,080)	$(1,338)

GE Institutional U.S. Large-Cap Core Equity Fund

Schedule of Investments—December 31, 2012 (Unaudited)

Common Stock—95.6% †	Number of Shares	Fair Value
Advertising—1.7%
Omnicom Group Inc.	26,159	$1,306,904

Aerospace & Defense—2.0%
Honeywell International Inc.	24,539	1,557,490

Agricultural Products—1.0%
Archer-Daniels-Midland Co.	29,896	818,852

Air Freight & Logistics—1.6%
United Parcel Service Inc.	16,692	1,230,701

Asset Management & Custody Banks—3.3%
Ameriprise Financial Inc.	20,926	1,310,595
Invesco Ltd.	48,580	1,267,452
		2,578,047

Automobile Manufacturers—1.1%
Ford Motor Co.	64,151	830,756

Automotive Retail—0.4%
AutoZone Inc.	972	344,506	(a)

Biotechnology—1.3%
Amgen Inc.	11,833	1,021,424

Broadcasting—0.6%
CBS Corp.	12,456	473,951

Cable & Satellite—2.1%
Comcast Corp.	42,975	1,606,406

Communications Equipment—4.8%
Cisco Systems Inc.	99,652	1,958,162	(h)
Qualcomm Inc.	28,650	1,776,873
		3,735,035

Computer Hardware—2.9%
Apple Inc.	4,235	2,257,382	(h)

Construction & Farm Machinery & Heavy Trucks—2.4%
Cummins Inc.	4,983	539,908
Deere & Co.	15,820	1,367,164
		1,907,072

Consumer Finance—1.9%
American Express Co.	25,909	1,489,249

Data Processing & Outsourced Services—0.4%
The Western Union Co.	24,913	339,066

Department Stores—0.7%
Macy’s Inc.	13,702	534,652

Diversified Chemicals—0.8%
PPG Industries Inc.	4,609	623,828

Diversified Financial Services—5.1%
Citigroup Inc.	29,896	1,182,685
JPMorgan Chase & Co.	12,955	569,631
Wells Fargo & Co.	64,774	2,213,975
		3,966,291

Drug Retail—1.1%
CVS Caremark Corp.	17,439	843,176

Electric Utilities—0.8%
NextEra Energy Inc.	9,343	646,442

Electrical Components & Equipment—0.8%
Eaton Corp PLC	11,834	641,403

Fertilizers & Agricultural Chemicals—0.8%
Potash Corporation of Saskatchewan Inc.	14,699	598,102

General Merchandise Stores—0.8%
Target Corp.	10,588	626,492

Healthcare Distributors—1.7%
Cardinal Health Inc.	31,764	1,308,041

Healthcare Equipment—3.8%
Covidien PLC	24,913	1,438,477
Medtronic Inc.	33,632	1,379,584
Stryker Corp.	2,491	136,557
		2,954,618

Healthcare Facilities—0.2%
HCA Holdings Inc.	5,730	172,874

Healthcare Services—0.3%
Express Scripts Holding Co.	4,983	269,082	(a)

Heavy Electrical Equipment—0.7%
ABB Ltd. ADR	24,539	510,166

Home Improvement Retail—0.7%
Lowe’s Companies Inc.	16,193	575,175

Independent Power Producers & Energy Traders—1.8%
AES Corp.	67,265	719,736
Calpine Corp.	38,864	704,604	(a)
		1,424,340

Industrial Machinery—0.5%
Dover Corp.	6,228	409,241

Integrated Oil & Gas—6.4%
Chevron Corp.	17,688	1,912,780
Exxon Mobil Corp.	10,713	927,210	(h)
Hess Corp.	12,955	686,097
Occidental Petroleum Corp.	19,931	1,526,914
		5,053,001

Integrated Telecommunication Services—0.4%
AT&T Inc.	9,965	335,920

Internet Software & Services—2.0%
Google Inc.	2,242	1,590,408	(a)

IT Consulting & Other Services—1.2%
International Business Machines Corp.	4,983	954,494	(h)

Life & Health Insurance—1.0%
Prudential Financial Inc.	14,325	763,952

Life Sciences Tools & Services—2.1%
Agilent Technologies Inc.	21,789	892,041
PerkinElmer Inc.	24,913	790,738
		1,682,779

Movies & Entertainment—2.5%
The Walt Disney Co.	4,977	247,805
Time Warner Inc.	35,501	1,698,013
		1,945,818

Multi-Line Insurance—2.2%
American International Group Inc.	48,989	1,729,312	(a)

Oil & Gas Equipment & Services—2.5%
Halliburton Co.	22,174	769,217
Schlumberger Ltd.	16,816	1,165,181
		1,934,398

Oil & Gas Exploration & Production—2.9%
Anadarko Petroleum Corp.	15,695	1,166,296
Marathon Oil Corp.	37,369	1,145,734
		2,312,030

Packaged Foods & Meats—1.3%
Mondelez International Inc.	38,615	983,524

Pharmaceuticals—6.0%
Johnson & Johnson	27,405	1,921,091
Novartis AG ADR	12,456	788,465
Pfizer Inc.	79,721	1,999,403
		4,708,959

Property & Casualty Insurance—1.7%
ACE Ltd.	16,816	1,341,917

Railroads—1.0%
CSX Corp.	41,106	811,021

Regional Banks—1.6%
Regions Financial Corp.	180,619	1,286,007

Research & Consulting Services—0.8%
Nielsen Holdings N.V.	20,179	617,276	(a)

Semiconductors—1.7%
Altera Corp.	13,080	450,475
Analog Devices Inc.	11,211	471,535
Texas Instruments Inc.	13,702	423,940
		1,345,950

Soft Drinks—4.1%
Coca-Cola Enterprises Inc.	41,106	1,304,293
PepsiCo Inc.	27,404	1,875,256
		3,179,549

Specialty Chemicals—0.7%
LyondellBasell Industries N.V.	9,823	560,795

Steel—0.8%
Allegheny Technologies Inc.	19,308	586,191

Systems Software—4.6%
Microsoft Corp.	74,739	1,997,774	(h)
Oracle Corp.	47,958	1,597,960	(h)
		3,595,734

Total Common Stock
(Cost $69,644,140 )		74,919,799

Exchange Traded Funds—1.7%
Financial Select Sector SPDR Fund	16,343	268,025	(n)
Industrial Select Sector SPDR Fund	27,804	1,053,771	(h,n)

Total Exchange Traded Funds
(Cost $1,161,690)		1,321,796

Total Investments in Securities
(Cost $70,805,830)		76,241,595

Short-Term Investments—2.7%
GE Institutional Money Market Fund—Investment Class
0.06%
(Cost $2,131,683)		2,131,683	(d,k)

Total Investments
(Cost $72,937,513)		78,373,278
Other Assets and Liabilities, net—0.0%*		5,208

NET ASSETS—100.0%		$78,378,486

Other Information

The Fund had the following long futures contracts open at December 31, 2012 (Unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 EMini Index Futures	March 2013	24	$1,704,120	$9,988

GE Institutional U.S. Equity

Schedule of Investments—December 31, 2012 (Unaudited)

Common Stock—95.3% †	Number of Shares	Fair Value
Advertising—0.7%
Omnicom Group Inc.	89,248	$4,458,830

Aerospace & Defense—1.7%
Honeywell International Inc.	177,221	11,248,216

Agricultural Products—0.7%
Archer-Daniels-Midland Co.	157,244	4,306,914

Air Freight & Logistics—2.1%
United Parcel Service Inc.	187,845	13,849,812

Application Software—0.5%
Intuit Inc.	53,549	3,186,166

Asset Management & Custody Banks—4.1%
Ameriprise Financial Inc.	181,640	11,376,113
Invesco Ltd.	410,540	10,710,989
State Street Corp.	103,697	4,874,796	(e)
		26,961,898

Automobile Manufacturers—0.4%
Ford Motor Co.	218,871	2,834,379

Automotive Retail—0.2%
AutoZone Inc.	3,315	1,174,936	(a)

Biotechnology—2.4%
Amgen Inc.	108,372	9,354,671	(h)
Gilead Sciences Inc.	86,698	6,367,969	(a)
		15,722,640

Broadcasting—1.2%
CBS Corp.	42,499	1,617,087
Discovery Communications Inc.	102,847	6,016,549	(a)
		7,633,636

Cable & Satellite—3.8%
Comcast Corp.††	329,367	12,311,739
Comcast Corp.††	97,750	3,514,112
DIRECTV	44,197	2,216,921	(a)
Liberty Global Inc.	124,946	7,340,578	(a)
		25,383,350

Casinos & Gaming—0.4%
Las Vegas Sands Corp.	63,748	2,942,608

Communications Equipment—4.8%
Cisco Systems Inc.	824,479	16,201,013	(h)
Qualcomm Inc.	244,795	15,182,186
		31,383,199

Computer Hardware—3.2%
Apple Inc.	39,949	21,294,016	(h)

Construction & Farm Machinery & Heavy Trucks—1.0%
Cummins Inc.	17,000	1,841,950
Deere & Co.	53,975	4,664,520
		6,506,470

Consumer Finance—1.5%
American Express Co.	168,976	9,712,740

Data Processing & Outsourced Services—3.3%
Paychex Inc.	169,996	5,293,676
The Western Union Co.	590,733	8,039,876
Visa Inc.	53,549	8,116,957
		21,450,509

Department Stores—0.3%
Macy’s Inc.	46,748	1,824,107

Diversified Chemicals—0.3%
PPG Industries Inc.	15,725	2,128,379

Diversified Financial Services—4.8%
Citigroup Inc.	284,745	11,264,512
JPMorgan Chase & Co.	112,197	4,933,302
Wells Fargo & Co.	447,939	15,310,555
		31,508,369

Drug Retail—0.4%
CVS Caremark Corp.	59,499	2,876,776

Electric Utilities—0.6%
FirstEnergy Corp.	48,447	2,023,146
NextEra Energy Inc.	31,875	2,205,432
		4,228,578

Electrical Components & Equipment—0.3%
Eaton Corp PLC	40,374	2,188,271

Fertilizers & Agricultural Chemicals—1.3%
Monsanto Co.	67,998	6,436,011
Potash Corporation of Saskatchewan Inc.	50,149	2,040,563
		8,476,574

General Merchandise Stores—0.9%
Target Corp.	100,722	5,959,721

Healthcare Distributors—0.7%
Cardinal Health Inc.	108,375	4,462,883

Healthcare Equipment—3.5%
Covidien PLC	316,192	18,256,927
Medtronic Inc.	114,748	4,706,963
Stryker Corp.	8,500	465,970
		23,429,860

Healthcare Facilities—0.1%
HCA Holdings Inc.	19,548	589,763

Healthcare Services—2.0%
Express Scripts Holding Co.	249,042	13,448,268	(a)

Healthcare Supplies—0.3%
DENTSPLY International Inc.	46,750	1,851,767

Heavy Electrical Equipment—0.3%
ABB Ltd. ADR	83,723	1,740,601

Home Building—0.5%
MDC Holdings Inc.	84,998	3,124,527

Home Improvement Retail—2.1%
Lowe’s Companies Inc.	382,489	13,586,009

Independent Power Producers & Energy Traders—0.7%
AES Corp.	229,494	2,455,586
Calpine Corp.	132,597	2,403,984	(a)
		4,859,570

Industrial Machinery—1.4%
Dover Corp.	135,998	8,936,428

Integrated Oil & Gas—4.6%
Chevron Corp.	134,297	14,522,878
Exxon Mobil Corp.	36,549	3,163,316	(h)
Hess Corp.	44,199	2,340,779
Occidental Petroleum Corp.	139,398	10,679,281
		30,706,254

Integrated Telecommunication Services—0.2%
AT&T Inc.	33,999	1,146,106

Internet Retail—0.4%
Amazon.com Inc.	10,625	2,668,362	(a)

Internet Software & Services—3.4%
Baidu Inc. ADR	59,499	5,967,154	(a)
eBay Inc.	158,095	8,066,007	(a)
Google Inc.	11,900	8,441,503	(a)
		22,474,664

Investment Banking & Brokerage—1.4%
The Goldman Sachs Group Inc.	70,123	8,944,889

IT Consulting & Other Services—0.5%
International Business Machines Corp.	16,999	3,256,159

Life & Health Insurance—0.4%
Prudential Financial Inc.	48,874	2,606,450

Life Sciences Tools & Services—1.3%
Agilent Technologies Inc.	150,872	6,176,700
PerkinElmer Inc.	84,998	2,697,836
		8,874,536

Movies & Entertainment—2.1%
The Walt Disney Co.	16,998	846,330
Time Warner Inc.	278,367	13,314,294
		14,160,624

Multi-Line Insurance—1.6%
American International Group Inc.	303,132	10,700,559	(a)

Oil & Gas Equipment & Services—2.3%
Halliburton Co.	75,650	2,624,299
Schlumberger Ltd.	176,371	12,220,746
		14,845,045

Oil & Gas Exploration & Production—2.3%
Anadarko Petroleum Corp.	152,997	11,369,207
Marathon Oil Corp.	127,499	3,909,119
		15,278,326

Packaged Foods & Meats—1.4%
Kraft Foods Group Inc.	46,607	2,119,221
Mondelez International Inc.	271,570	6,916,887
		9,036,108

Pharmaceuticals—5.7%
Bristol-Myers Squibb Co.	118,997	3,878,112
Johnson & Johnson	220,996	15,491,820
Novartis AG ADR	42,500	2,690,250
Pfizer Inc.	620,485	15,561,764
		37,621,946

Property & Casualty Insurance—1.5%
ACE Ltd.	127,497	10,174,261

Railroads—0.4%
CSX Corp.	140,248	2,767,093

Regional Banks—1.3%
Regions Financial Corp.	1,219,720	8,684,407

Research & Consulting Services—0.3%
Nielsen Holdings N.V.	68,848	2,106,060	(a)

Semiconductors—1.2%
Altera Corp.	44,624	1,536,850
Analog Devices Inc.	38,249	1,608,753
Texas Instruments Inc.	157,245	4,865,160
		8,010,763

Soft Drinks—2.6%
Coca-Cola Enterprises Inc.	140,247	4,450,037
PepsiCo Inc.	187,845	12,854,233
		17,304,270

Specialized Finance—1.5%
CME Group Inc.	195,493	9,913,450

Specialized REITs—0.7%
American Tower Corp.	63,748	4,925,808

Specialty Chemicals—0.3%
LyondellBasell Industries N.V.	33,516	1,913,428

Specialty Stores—0.6%
Dick’s Sporting Goods Inc.	89,249	4,059,937

Steel—0.3%
Allegheny Technologies Inc.	65,873	1,999,904

Systems Software—4.3%
Microsoft Corp.	577,987	15,449,593	(h)
Oracle Corp.	379,516	12,645,473
		28,095,066

Tobacco—0.2%
Altria Group Inc.	46,748	1,468,822

Total Common Stock
(Cost $568,201,788)		629,014,067

Exchange Traded Funds—1.6%
Financial Select Sector SPDR Fund	138,948	2,278,747	(n)
Industrial Select Sector SPDR Fund	225,126	8,532,275	(n)

Total Exchange Traded Funds
(Cost $11,256,781)		10,811,022

Total Investments in Securities
(Cost $579,458,569)		639,825,089

Short-Term Investments—3.1%
GE Institutional Money Market Fund—Investment Class
0.06%
(Cost $20,259,725)		20,259,725	(d,k)

Total Investments
(Cost $599,718,294)		660,084,814

Other Assets and Liabilities, net—0.0%*		294,440

NET ASSETS—100.0%		$660,379,254

Other Information:

The Fund had the following long futures contracts open at December 31, 2012 (Unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	March 2013	53	$3,763,265	$17,619

GE Institutional S&P 500 Index

Schedule of Investments—December 31, 2012 (Unaudited)

Common Stock—95.0% †	Number of Shares	Fair Value
Advertising—0.1%
Omnicom Group Inc.	718	$35,872
The Interpublic Group of Companies Inc.	1,248	13,753
		49,625

Aerospace & Defense—2.2%
General Dynamics Corp.	883	61,165
Honeywell International Inc.	2,148	136,333
L-3 Communications Holdings Inc.	271	20,764
Lockheed Martin Corp.	741	68,387
Northrop Grumman Corp.	649	43,860
Precision Castparts Corp.	399	75,579
Raytheon Co.	872	50,192
Rockwell Collins Inc.	393	22,861
Textron Inc.	705	17,477
The Boeing Co.	1,836	138,361
United Technologies Corp.	2,273	186,409
		821,388

Agricultural Products—0.1%
Archer-Daniels-Midland Co.	1,837	50,315

Air Freight & Logistics—0.7%
CH Robinson Worldwide Inc.	416	26,300
Expeditors International of Washington Inc.	542	21,436
FedEx Corp.	822	75,393
United Parcel Service Inc.	1,950	143,773
		266,902

Airlines—0.1%
Southwest Airlines Co.	2,021	20,695

Aluminum—0.1%
Alcoa Inc.	2,716	23,575

Apparel Retail—0.5%
Abercrombie & Fitch Co.	224	10,745
Ltd Brands Inc.	618	29,083
Ross Stores Inc.	598	32,381
The Gap Inc.	938	29,115
TJX Companies Inc.	2,067	87,744
Urban Outfitters Inc.	318	12,517	(a)
		201,585

Apparel, Accessories & Luxury Goods—0.3%
Coach Inc.	843	46,795
Fossil Inc.	140	13,034	(a)
Ralph Lauren Corp.	185	27,735
VF Corp.	245	36,987
		124,551

Application Software—0.6%
Adobe Systems Inc.	1,371	51,659	(a)
Autodesk Inc.	590	20,856	(a)
Citrix Systems Inc.	478	31,428	(a)
Intuit Inc.	759	45,160
Salesforce.com Inc.	376	63,205	(a)
		212,308

Asset Management & Custody Banks—1.1%
Ameriprise Financial Inc.	573	35,887
BlackRock Inc.	352	72,762
Franklin Resources Inc.	367	46,132
Invesco Ltd.	1,180	30,786
Legg Mason Inc.	299	7,690
Northern Trust Corp.	582	29,194
State Street Corp.	1,266	59,515	(e)
T Rowe Price Group Inc.	705	45,917
The Bank of New York Mellon Corp.	3,247	83,448
		411,331

Auto Parts & Equipment—0.3%
BorgWarner Inc.	300	21,486	(a)
Delphi Automotive PLC	800	30,600	(a)
Johnson Controls Inc.	1,880	57,716
		109,802

Automobile Manufacturers—0.4%
Ford Motor Co.	10,267	132,958

Automotive Retail—0.3%
AutoNation Inc.	103	4,089	(a)
AutoZone Inc.	103	36,506	(a)
CarMax Inc.	577	21,661	(a)
O’Reilly Automotive Inc.	355	31,744	(a)
		94,000

Biotechnology—1.6%
Alexion Pharmaceuticals Inc.	534	50,094	(a)
Amgen Inc.	2,084	179,891
Biogen Idec Inc.	645	94,602	(a)
Celgene Corp.	1,191	93,755	(a)
Gilead Sciences Inc.	2,079	152,703	(a)
		571,045

Brewers—0.1%
Molson Coors Brewing Co.	406	17,373

Broadcasting—0.3%
CBS Corp.	1,682	64,000
Discovery Communications Inc.	654	41,516	(a)
Scripps Networks Interactive Inc.	232	13,437
		118,953

Building Products—0.0%*
Masco Corp.	914	15,227

Cable & Satellite—1.2%
Cablevision Systems Corp.	588	8,785
Comcast Corp.	7,333	274,108
DIRECTV	1,637	82,112	(a)
Time Warner Cable Inc.	814	79,113
		444,118

Casinos & Gaming—0.1%
International Game Technology	766	10,854
Wynn Resorts Ltd.	225	25,310
		36,164

Coal & Consumable Fuels—0.1%
CONSOL Energy Inc.	579	18,586
Peabody Energy Corp.	691	18,388
		36,974

Communications Equipment—1.9%
Cisco Systems Inc.	14,394	282,842	(h)
F5 Networks Inc.	207	20,110	(a)
Harris Corp.	325	15,912
JDS Uniphase Corp.	579	7,840	(a)
Juniper Networks Inc.	1,361	26,770	(a)
Motorola Solutions Inc.	751	41,816
Qualcomm Inc.	4,666	289,386
		684,676

Computer & Electronics Retail—0.0%*
Best Buy Company Inc.	729	8,639
GameStop Corp.	361	9,057
		17,696

Computer Hardware—4.0%
Apple Inc.	2,561	1,365,090
Dell Inc.	3,881	39,315
Hewlett-Packard Co.	5,268	75,069
		1,479,474

Computer Storage & Peripherals—0.7%
EMC Corp.	5,771	146,007	(a)
NetApp Inc.	1,039	34,859	(a)
SanDisk Corp.	619	26,964	(a)
Seagate Technology PLC	1,000	30,480
Western Digital Corp.	593	25,197
		263,507

Construction & Engineering—0.1%
Fluor Corp.	445	26,140
Jacobs Engineering Group Inc.	324	13,793	(a)
Quanta Services Inc.	552	15,064	(a)
		54,997

Construction & Farm Machinery & Heavy Trucks—1.0%
Caterpillar Inc.	1,796	160,885
Cummins Inc.	431	46,699
Deere & Co.	1,054	91,087
Joy Global Inc.	268	17,093
PACCAR Inc.	933	42,181
		357,945

Construction Materials—0.1%
Vulcan Materials Co.	330	17,176

Consumer Electronics—0.1%
Garmin Ltd.	300	12,246
Harman International Industries Inc.	178	7,946
		20,192

Consumer Finance—0.9%
American Express Co.	2,680	154,046	(h)
Capital One Financial Corp.	1,603	92,862
Discover Financial Services	1,374	52,968
SLM Corp.	1,346	23,057
		322,933

Data Processing & Outsourced Services—1.5%
Automatic Data Processing Inc.	1,341	76,450
Computer Sciences Corp.	396	15,860
Fidelity National Information Services Inc.	684	23,810
Fiserv Inc.	367	29,004	(a)
Mastercard Inc.	293	143,945
Paychex Inc.	916	28,525
The Western Union Co.	1,614	21,967
Total System Services Inc.	413	8,846
Visa Inc.	1,416	214,637
		563,044

Department Stores—0.3%
JC Penney Company Inc.	434	8,554
Kohl’s Corp.	615	26,433
Macy’s Inc.	1,090	42,532
Nordstrom Inc.	428	22,898
		100,417

Distillers & Vintners—0.2%
Beam Inc.	441	26,940
Brown-Forman Corp.	394	24,920
Constellation Brands Inc.	457	16,173	(a)
		68,033

Distributors—0.1%
Genuine Parts Co.	402	25,559

Diversified Chemicals—0.9%
Eastman Chemical Co.	439	29,874
EI du Pont de Nemours & Co.	2,516	113,144
FMC Corp.	366	21,418
PPG Industries Inc.	404	54,681
The Dow Chemical Co.	3,217	103,974
		323,091

Diversified Financial Services—4.8%
Bank of America Corp.	29,526	342,502	(h)
Citigroup Inc.	7,974	315,451
Comerica Inc.	513	15,565
JPMorgan Chase & Co.	10,395	457,068
U.S. Bancorp	5,206	166,280
Wells Fargo & Co.	13,442	459,447
		1,756,313

Diversified Metals & Mining—0.2%
Freeport-McMoRan Copper & Gold Inc.	2,553	87,313

Diversified REITs—0.1%
Vornado Realty Trust	414	33,153

Diversified Support Services—0.1%
Cintas Corp.	288	11,780
Iron Mountain Inc.	575	17,854
		29,634

Drug Retail—0.7%
CVS Caremark Corp.	3,430	165,841
Walgreen Co.	2,386	88,306
		254,147

Education Services—0.0%*
Apollo Group Inc.	311	6,506	(a)

Electric Utilities—1.9%
American Electric Power Company Inc.	1,338	57,106
Duke Energy Corp.	1,939	123,708
Edison International	905	40,897
Entergy Corp.	454	28,943
Exelon Corp.	2,346	69,770
FirstEnergy Corp.	1,166	48,692
NextEra Energy Inc.	1,160	80,261
Northeast Utilities	876	34,234
Pepco Holdings Inc.	576	11,296
Pinnacle West Capital Corp.	278	14,172
PPL Corp.	1,621	46,410
The Southern Co.	2,394	102,487
Xcel Energy Inc.	1,354	36,165
		694,141

Electrical Components & Equipment—0.6%
Eaton Corp PLC	1,279	69,322
Emerson Electric Co.	1,975	104,596
Rockwell Automation Inc.	368	30,908
Roper Industries Inc.	273	30,434
		235,260

Electronic Components—0.2%
Amphenol Corp.	461	29,827
Corning Inc.	4,122	52,020
		81,847

Electronic Equipment & Instruments—0.0%*
FLIR Systems Inc.	408	9,103

Electronic Manufacturing Services—0.2%
Jabil Circuit Inc.	502	9,683
Molex Inc.	355	9,702
TE Connectivity Ltd.	1,187	44,062
		63,447

Environmental & Facilities Services—0.2%
Republic Services Inc.	890	26,104
Stericycle Inc.	219	20,426	(a)
Waste Management Inc.	1,193	40,252
		86,782

Fertilizers & Agricultural Chemicals—0.6%
CF Industries Holdings Inc.	182	36,975
Monsanto Co.	1,466	138,757
The Mosaic Co.	770	43,605
		219,337

Food Distributors—0.1%
Sysco Corp.	1,623	51,385

Food Retail—0.3%
Safeway Inc.	643	11,631
The Kroger Co.	1,548	40,279
Whole Foods Market Inc.	451	41,190
		93,100

Footwear—0.3%
NIKE Inc.	1,974	101,859

Gas Utilities—0.1%
AGL Resources Inc.	300	11,991
ONEOK Inc.	587	25,095
		37,086

General Merchandise Stores—0.5%
Big Lots Inc.	146	4,155	(a)
Dollar General Corp.	700	30,863
Dollar Tree Inc.	595	24,133	(a)
Family Dollar Stores Inc.	312	19,784
Target Corp.	1,762	104,257
		183,192

Gold—0.2%
Newmont Mining Corp.	1,366	63,437

Healthcare Distributors—0.4%
AmerisourceBergen Corp.	699	30,183
Cardinal Health Inc.	961	39,574
McKesson Corp.	655	63,509
Patterson Companies Inc.	245	8,386
		141,652

Healthcare Equipment—1.6%
Baxter International Inc.	1,509	100,590
Becton Dickinson and Co.	526	41,128
Boston Scientific Corp.	3,901	22,352	(a)

CareFusion Corp.	570	16,291	(a)
Covidien PLC	1,319	76,159
CR Bard Inc.	219	21,405
Edwards Lifesciences Corp.	293	26,420	(a)
Intuitive Surgical Inc.	108	52,960	(a)
Medtronic Inc.	2,796	114,692
St Jude Medical Inc.	840	30,358
Stryker Corp.	836	45,829
Varian Medical Systems Inc.	299	21,001	(a)
Zimmer Holdings Inc.	490	32,664
		601,849

Healthcare Facilities—0.0%*
Tenet Healthcare Corp.	312	10,131	(a)

Healthcare Services—0.5%
DaVita Healthcare Partners Inc.	244	26,969	(a)
Express Scripts Holding Co.	2,233	120,582	(a)
Laboratory Corporation of America Holdings	256	22,175	(a)
Quest Diagnostics Inc.	451	26,279
		196,005

Healthcare Supplies—0.0%*
DENTSPLY International Inc.	359	14,220

Healthcare Technology—0.1%
Cerner Corp.	408	31,678	(a)

Home Building—0.1%
DR Horton Inc.	717	14,182
Lennar Corp.	410	15,855
PulteGroup Inc.	860	15,618	(a)
		45,655

Home Entertainment Software—0.0%*
Electronic Arts Inc.	849	12,336	(a)

Home Furnishing Retail—0.1%
Bed Bath & Beyond Inc.	598	33,434	(a)

Home Furnishings—0.0%*
Leggett & Platt Inc.	365	9,935

Home Improvement Retail—1.0%
Lowe’s Companies Inc.	3,071	109,082
The Home Depot Inc.	4,095	253,275
		362,357

Hotels, Resorts & Cruise Lines—0.3%
Carnival Corp.	1,259	46,293
Marriott International Inc.	750	27,952
Starwood Hotels & Resorts Worldwide Inc.	504	28,910
Wyndham Worldwide Corp.	416	22,135
		125,290

Household Appliances—0.1%
Whirlpool Corp.	195	19,841

Household Products—2.1%
Colgate-Palmolive Co.	1,210	126,494
Kimberly-Clark Corp.	1,082	91,353
The Clorox Co.	340	24,895
The Procter & Gamble Co.	7,534	511,484
		754,226

Housewares & Specialties—0.0%*
Newell Rubbermaid Inc.	743	16,546

Human Resource & Employment Services—0.0%*
Robert Half International Inc.	375	11,932

Hypermarkets & Super Centers—1.2%
Costco Wholesale Corp.	1,191	117,635
Wal-Mart Stores Inc.	4,610	314,541
		432,176

Independent Power Producers & Energy Traders—0.1%
AES Corp.	1,677	17,943
NRG Energy Inc.	615	14,139
		32,082

Industrial Conglomerates—2.3%
3M Co.	1,724	160,074
Danaher Corp.	1,589	88,825
General Electric Co.	28,675	601,889	(h,l)
		850,788

Industrial Gases—0.4%
Air Products & Chemicals Inc.	584	49,068
Airgas Inc.	178	16,250
Praxair Inc.	817	89,421
		154,739

Industrial Machinery—0.8%
Dover Corp.	476	31,278
Flowserve Corp.	143	20,992
Illinois Tool Works Inc.	1,160	70,539
Ingersoll-Rand PLC	831	39,854
Pall Corp.	296	17,837
Parker Hannifin Corp.	421	35,811
Pentair Ltd.	588	28,900
Snap-on Inc.	149	11,770
Stanley Black & Decker Inc.	475	35,136
Xylem Inc.	470	12,737
		304,854

Industrial REITs—0.1%
Prologis Inc.	1,276	46,562

Insurance Brokers—0.3%
Aon PLC	903	50,207
Marsh & McLennan Companies Inc.	1,514	52,188
		102,395

Integrated Oil & Gas—5.2%
Chevron Corp.	5,366	580,279
Exxon Mobil Corp.	12,413	1,074,345	(h)
Hess Corp.	843	44,645
Murphy Oil Corp.	495	29,477
Occidental Petroleum Corp.	2,225	170,457
		1,899,203

Integrated Telecommunication Services—2.6%
AT&T Inc.	15,479	521,797	(h)
CenturyLink Inc.	1,713	67,013
Frontier Communications Corp.	2,541	10,875
Verizon Communications Inc.	7,801	337,550
Windstream Corp.	1,695	14,035
		951,270

Internet Retail—1.0%
Amazon.com Inc.	984	247,122	(a)
Expedia Inc.	254	15,608
Netflix Inc.	139	12,897	(a)
priceline.com Inc.	137	85,104	(a)
TripAdvisor Inc.	354	14,854	(a)
		375,585

Internet Software & Services—2.1%
Akamai Technologies Inc.	477	19,514	(a)
eBay Inc.	3,164	161,427	(a)
Google Inc.	725	514,293	(a)
VeriSign Inc.	430	16,693	(a)
Yahoo! Inc.	2,757	54,864	(a)
		766,791

Investment Banking & Brokerage—0.8%
E*TRADE Financial Corp.	643	5,754	(a)
Morgan Stanley	3,773	72,139
The Charles Schwab Corp.	3,010	43,224
The Goldman Sachs Group Inc.	1,222	155,878
		276,995

IT Consulting & Other Services—2.1%
Accenture PLC	1,732	115,178
Cognizant Technology Solutions Corp.	839	62,127	(a)
International Business Machines Corp.	2,938	562,774	(h)
SAIC Inc.	712	8,060
Teradata Corp.	431	26,675	(a)
		774,814

Leisure Products—0.1%
Hasbro Inc.	282	10,124
Mattel Inc.	887	32,482
		42,606

Life & Health Insurance—0.8%
Aflac Inc.	1,289	68,472
Lincoln National Corp.	800	20,720
MetLife Inc.	2,873	94,637

Principal Financial Group Inc.	820	23,386
Prudential Financial Inc.	1,282	68,369
Torchmark Corp.	245	12,659
Unum Group	786	16,365
		304,608

Life Sciences Tools & Services—0.4%
Agilent Technologies Inc.	968	39,630
Life Technologies Corp.	456	22,380	(a)
PerkinElmer Inc.	288	9,142
Thermo Fisher Scientific Inc.	1,007	64,227
Waters Corp.	234	20,386	(a)
		155,765

Managed Healthcare—0.9%
Aetna Inc.	912	42,225
Cigna Corp.	799	42,715
Coventry Healthcare Inc.	378	16,945
Humana Inc.	457	31,364
UnitedHealth Group Inc.	2,838	153,933
WellPoint Inc.	889	54,158
		341,340

Metal & Glass Containers—0.1%
Ball Corp.	429	19,198
Owens-Illinois Inc.	419	8,912	(a)
		28,110

Motorcycle Manufacturers—0.1%
Harley-Davidson Inc.	603	29,450

Movies & Entertainment—1.6%
News Corp.	5,625	143,663
The Walt Disney Co.	4,883	243,124
Time Warner Inc.	2,554	122,158
Viacom Inc.	1,291	68,088
		577,033

Multi-Line Insurance—0.6%
American International Group Inc.	3,992	140,918	(a)
Assurant Inc.	246	8,536
Genworth Financial Inc.	1,252	9,403	(a)
Hartford Financial Services Group Inc.	1,137	25,514
Loews Corp.	871	35,493
		219,864

Multi-Sector Holdings—0.0%*
Leucadia National Corp.	506	12,038

Multi-Utilities—1.2%
Ameren Corp.	616	18,924
CenterPoint Energy Inc.	1,086	20,905
CMS Energy Corp.	744	18,139
Consolidated Edison Inc.	818	45,431
Dominion Resources Inc.	1,574	81,533
DTE Energy Co.	483	29,004
Integrys Energy Group Inc.	199	10,392
NiSource Inc.	914	22,749

PG&E Corp.	1,180	47,412
Public Service Enterprise Group Inc.	1,407	43,054
SCANA Corp.	377	17,206
Sempra Energy	620	43,983
TECO Energy Inc.	549	9,201
Wisconsin Energy Corp.	597	21,999
		429,932

Office Electronics—0.1%
Xerox Corp.	3,577	24,396

Office REITs—0.1%
Boston Properties Inc.	412	43,594

Office Services & Supplies—0.0%*
Avery Dennison Corp.	270	9,428
Pitney Bowes Inc.	520	5,533
		14,961

Oil & Gas Drilling—0.3%
Diamond Offshore Drilling Inc.	177	12,029
Ensco PLC	600	35,568
Helmerich & Payne Inc.	273	15,291
Nabors Industries Ltd.	734	10,606	(a)
Noble Corp.	644	22,424
Rowan Companies PLC	325	10,163	(a)
		106,081

Oil & Gas Equipment & Services—1.5%
Baker Hughes Inc.	1,225	50,029
Cameron International Corp.	689	38,901	(a)
FMC Technologies Inc.	614	26,297	(a)
Halliburton Co.	2,487	86,274
National Oilwell Varco Inc.	1,148	78,466
Schlumberger Ltd.	3,637	252,008
		531,975

Oil & Gas Exploration & Production—2.3%
Anadarko Petroleum Corp.	1,368	101,656
Apache Corp.	1,054	82,739
Cabot Oil & Gas Corp.	634	31,535
Chesapeake Energy Corp.	1,437	23,883
ConocoPhillips	3,290	190,787
Denbury Resources Inc.	1,014	16,427	(a)
Devon Energy Corp.	1,051	54,694
EOG Resources Inc.	727	87,815
EQT Corp.	381	22,471
Marathon Oil Corp.	1,943	59,572
Newfield Exploration Co.	338	9,052	(a)
Noble Energy Inc.	492	50,056
Pioneer Natural Resources Co.	345	36,773
QEP Resources Inc.	451	13,652
Range Resources Corp.	413	25,949
Southwestern Energy Co.	991	33,109	(a)
WPX Energy Inc.	500	7,440	(a)
		847,610

Oil & Gas Refining & Marketing—0.6%
Marathon Petroleum Corp.	909	57,267
Phillips 66	1,720	91,332
Tesoro Corp.	367	16,167
Valero Energy Corp.	1,456	49,678
		214,444

Oil & Gas Storage & Transportation—0.5%
Kinder Morgan Inc.	1,706	60,273
Spectra Energy Corp.	1,819	49,804
The Williams Companies Inc.	1,729	56,607
		166,684

Packaged Foods & Meats—1.5%
Campbell Soup Co.	466	16,258
ConAgra Foods Inc.	1,158	34,161
Dean Foods Co.	468	7,727	(a)
General Mills Inc.	1,782	72,011
HJ Heinz Co.	885	51,047
Hormel Foods Corp.	354	11,048
Kellogg Co.	696	38,871
Kraft Foods Group Inc.	1,582	71,933
McCormick & Company Inc.	338	21,473
Mead Johnson Nutrition Co.	564	37,162
Mondelez International Inc.	4,885	124,421
The Hershey Co.	431	31,127
The JM Smucker Co.	296	25,527
Tyson Foods Inc.	765	14,841
		557,607

Paper Packaging—0.1%
Bemis Company Inc.	269	9,000
Sealed Air Corp.	598	10,471
		19,471

Paper Products—0.2%
International Paper Co.	1,223	48,724
MeadWestvaco Corp.	433	13,800
		62,524

Personal Products—0.2%
Avon Products Inc.	1,098	15,768
The Estee Lauder Companies Inc.	659	39,448
		55,216

Pharmaceuticals—5.9%
Abbott Laboratories	4,268	279,554	(h)
Allergan Inc.	836	76,686
Bristol-Myers Squibb Co.	4,630	150,891
Eli Lilly & Co.	2,842	140,167	(h)
Forest Laboratories Inc.	748	26,420	(a)
Hospira Inc.	428	13,371	(a)
Johnson & Johnson	7,541	528,624	(h)
Merck & Company Inc.	8,338	341,358
Mylan Inc.	1,121	30,805	(a)
Perrigo Co.	262	27,256
Pfizer Inc.	20,133	504,936	(h)
Watson Pharmaceuticals Inc.	362	31,132	(a)
		2,151,200

Property & Casualty Insurance—2.1%
ACE Ltd.	932	74,374
Berkshire Hathaway Inc.	5,018	450,114	(a)
Cincinnati Financial Corp.	416	16,291
The Allstate Corp.	1,369	54,992
The Chubb Corp.	699	52,649
The Progressive Corp.	1,704	35,954
The Travelers Companies Inc.	1,026	73,687
XL Group PLC	784	19,647
		777,708

Publishing—0.2%
Gannett Company Inc.	614	11,058
The McGraw-Hill Companies Inc.	735	40,182
The Washington Post Co.	13	4,748
		55,988

Railroads—0.7%
CSX Corp.	2,836	55,954
Norfolk Southern Corp.	859	53,120
Union Pacific Corp.	1,301	163,562
		272,636

Real Estate Services—0.1%
CBRE Group Inc.	951	18,925	(a)

Regional Banks—0.9%
BB&T Corp.	1,944	56,589
Fifth Third Bancorp	2,573	39,084
First Horizon National Corp.	672	6,659
Huntington Bancshares Inc.	2,204	14,084
KeyCorp	2,427	20,435
M&T Bank Corp.	355	34,957
PNC Financial Services Group Inc.	1,424	83,034
Regions Financial Corp.	4,001	28,488
SunTrust Banks Inc.	1,471	41,703
Zions Bancorporation	469	10,036
		335,069

Research & Consulting Services—0.1%
Equifax Inc.	314	16,994
The Dun & Bradstreet Corp.	126	9,910
		26,904

Residential REITs—0.3%
Apartment Investment & Management Co.	423	11,446
AvalonBay Communities Inc.	265	35,932
Equity Residential	840	47,602
		94,980

Restaurants—1.3%
Chipotle Mexican Grill Inc.	87	25,879	(a)
Darden Restaurants Inc.	348	15,684
McDonald’s Corp.	2,765	243,901
Starbucks Corp.	2,041	109,438
Yum! Brands Inc.	1,249	82,933
		477,835

Retail REITs—0.4%
Kimco Realty Corp.	1,039	20,074
Simon Property Group Inc.	835	132,005
		152,079

Security & Alarm Services—0.2%
The ADT Corp.	602	27,987
Tyco International Ltd.	1,204	35,217
		63,204

Semiconductor Equipment—0.2%
Applied Materials Inc.	3,365	38,496
KLA-Tencor Corp.	429	20,489
Lam Research Corp.	566	20,450	(a)
Teradyne Inc.	473	7,989	(a)
		87,424

Semiconductors—1.6%
Advanced Micro Devices Inc.	1,474	3,538	(a)
Altera Corp.	824	28,378
Analog Devices Inc.	863	36,297
Broadcom Corp.	1,360	45,165
First Solar Inc.	139	4,292	(a)
Intel Corp.	13,606	280,692	(h)
Linear Technology Corp.	581	19,928
LSI Corp.	1,546	10,946	(a)
Microchip Technology Inc.	486	15,839
Micron Technology Inc.	2,677	16,999	(a)
NVIDIA Corp.	1,776	21,827
Texas Instruments Inc.	3,086	95,480
Xilinx Inc.	678	24,341
		603,722

Soft Drinks—2.0%
Coca-Cola Enterprises Inc.	830	26,335
Dr Pepper Snapple Group Inc.	565	24,961
Monster Beverage Corp.	400	21,152	(a)
PepsiCo Inc.	4,232	289,596
The Coca-Cola Co.	10,597	384,142	(h)
		746,186

Specialized Consumer Services—0.0%*
H&R Block Inc.	779	14,466

Specialized Finance—0.3%
CME Group Inc.	859	43,560
IntercontinentalExchange Inc.	188	23,276	(a)
Moody’s Corp.	506	25,462
NYSE Euronext	668	21,069
The NASDAQ OMX Group Inc.	291	7,278
		120,645

Specialized REITs—1.1%
American Tower Corp.	1,084	83,761
HCP Inc.	1,246	56,294
Healthcare REIT Inc.	712	43,638
Host Hotels & Resorts Inc.	1,984	31,090
Plum Creek Timber Company Inc.	413	18,325
Public Storage	397	57,549
Ventas Inc.	816	52,812
Weyerhaeuser Co.	1,507	41,925
		385,394

Specialty Chemicals—0.5%
Ecolab Inc.	692	49,754
International Flavors & Fragrances Inc.	205	13,641
LyondellBasell Industries N.V.	1,039	59,317
Sigma-Aldrich Corp.	311	22,884
The Sherwin-Williams Co.	226	34,764
		180,360

Specialty Stores—0.2%
PetSmart Inc.	300	20,502
Staples Inc.	1,821	20,759
Tiffany & Co.	326	18,692
		59,953

Steel—0.2%
Allegheny Technologies Inc.	271	8,228
Cliffs Natural Resources Inc.	369	14,229
Nucor Corp.	886	38,257
United States Steel Corp.	367	8,760
		69,474

Systems Software—2.7%
BMC Software Inc.	452	17,927	(a)
CA Inc.	969	21,298
Microsoft Corp.	20,636	551,601	(h)
Oracle Corp.	10,230	340,863
Red Hat Inc.	548	29,022	(a)
Symantec Corp.	1,929	36,284	(a)
		996,995

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp Inc.	1,345	10,935
People’s United Financial Inc.	961	11,618
		22,553

Tires & Rubber—0.0%*
The Goodyear Tire & Rubber Co.	623	8,604	(a)

Tobacco—1.8%
Altria Group Inc.	5,581	175,355	(h)
Lorillard Inc.	365	42,585
Philip Morris International Inc.	4,614	385,915
Reynolds American Inc.	954	39,524
		643,379

Trading Companies & Distributors—0.2%
Fastenal Co.	825	38,520
WW Grainger Inc.	171	34,605
		73,125

Trucking—0.0%*
Ryder System Inc.	131	6,541

Wireless Telecommunication Services—0.3%
Crown Castle International Corp.	802	57,873	(a)
MetroPCS Communications Inc.	978	9,721	(a)
Sprint Nextel Corp.	8,101	45,932	(a)
		113,526

Total Common Stock
(Cost $29,068,001)		34,844,196

Short-Term Investments—4.5%
GE Institutional Money Market Fund—Investment Class
0.06%
(Cost $1,644,188)		1,644,188	(d,k)

Total Investments
(Cost $30,712,189)		36,488,384

Other Assets and Liabilities, net—0.5%		195,770

NET ASSETS—100.0%		$36,684,154

Other Information

The Fund had the following long futures contracts open at December 31, 2012 (Unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	March 2013	25	$1,775,125	$13,048

GE Institutional Income Fund

Schedule of Investments—December 31, 2012 (Unaudited)

Bonds and Notes—90.9%		Principal Amount	Fair Value
U.S. Treasuries—28.1%
U.S. Treasury Bonds
3.00%	05/15/42	$13,540,400	$13,794,283	(h)
3.13%	02/15/42	3,742,100	3,912,833	(h)
U.S. Treasury Notes
0.23%	07/31/14	10,661,400	10,643,489	(d,h)
0.24%	09/30/14 - 10/31/14	26,924,200	26,930,500	(d,h)
0.55%	01/31/17 - 02/28/17	22,794,500	23,093,707	(d,h)
0.66%	09/30/17	23,976,700	23,933,614	(d,h)
1.63%	08/15/22	2,044,800	2,031,382
			104,339,808

Agency Mortgage Backed—29.4%
Federal Home Loan Mortgage Corp.
2.38%	01/13/22	2,296,000	2,398,574
4.50%	06/01/33 - 02/01/35	44,374	47,730	(h)
5.00%	07/01/35 - 06/01/41	2,134,008	2,389,166	(h)
5.50%	05/01/20 - 04/01/39	978,793	1,084,923	(h)
6.00%	04/01/17 - 11/01/37	1,559,348	1,724,096	(h)
6.50%	07/01/29 - 10/01/33	5,339	6,147	(h)
7.00%	10/01/16 - 08/01/36	132,306	153,864	(h)
7.50%	01/01/30 - 09/01/33	9,370	10,514	(h)
8.00%	11/01/30	34,134	41,479	(h)
8.50%	04/01/30 - 05/01/30	44,220	55,422	(h)
9.00%	12/01/16	1,127	1,243	(h)
9.50%	04/01/21	68	80	(h)
Federal National Mortgage Assoc.
2.72%	04/01/37	2,787	2,909	(i)
4.00%	05/01/19 - 12/01/41	6,275,665	6,735,707	(h)
4.50%	05/01/18 - 04/01/41	17,507,801	18,957,456	(h)
5.00%	07/01/20 - 06/01/41	4,075,335	4,565,790	(h)
5.50%	03/01/14 - 04/01/38	5,440,091	5,965,294	(h)
6.00%	02/01/14 - 08/01/35	2,825,582	3,175,645	(h)
6.50%	07/01/17 - 08/01/36	324,201	365,329	(h)
7.00%	03/01/15 - 02/01/34	54,248	60,272	(h)
7.50%	09/01/13 - 03/01/34	200,946	239,526	(h)
8.00%	07/01/15 - 11/01/33	77,282	93,114	(h)
8.50%	05/01/31	7,479	9,358	(h)
9.00%	12/01/17 - 12/01/22	9,471	10,865	(h)
3.00%	TBA	9,830,000	10,299,997	(c)
3.50%	TBA	10,295,000	10,975,302	(c)
4.00%	TBA	3,300,000	3,537,187	(c)
4.50%	TBA	462,000	499,050	(c)
5.00%	TBA	1,083,000	1,172,178	(c)
6.00%	TBA	7,230,000	7,896,516	(c)
Government National Mortgage Assoc.
4.50%	08/15/33 - 05/20/40	1,567,676	1,727,968	(h)
5.00%	08/15/33	82,366	89,923	(h)
6.00%	04/15/27 - 09/15/36	471,303	533,597	(h)

6.50%	04/15/19 - 09/15/36	332,719	385,568	(h)
7.00%	10/15/27 - 10/15/36	112,823	133,285	(h)
7.50%	01/15/23 - 10/15/33	21,918	24,481	(h)
8.00%	02/15/30 - 09/15/30	1,401	1,627	(h)
8.50%	10/15/17	5,184	5,572	(h)
9.00%	11/15/16 - 12/15/21	35,584	39,349	(h)
3.00%	TBA	2,960,000	3,146,388	(c)
3.50%	TBA	9,180,000	9,973,927	(c)
4.00%	TBA	6,060,000	6,622,209	(c)
5.00%	TBA	3,700,000	4,035,890	(c)
5.50%	TBA	255,000	279,783	(c)
			109,474,300

Agency Collateralized Mortgage Obligations—0.8%
Collateralized Mortgage Obligation Trust
0.70%	11/01/18	516	495	(d,f)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	1,430,318	11,317	(g,h,o)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	2,396,578	174,999	(g,o)
4.50%	02/15/18 - 03/15/18	111,820	5,753	(g,h,o)
5.00%	05/15/17 - 02/15/38	234,725	13,128	(g,h,o)
5.50%	06/15/33	126,853	16,636	(g,h,o)
6.39%	08/15/25	980,381	126,463	(g,i,o)
7.50%	07/15/27	9,039	1,692	(g,h,o)
8.00%	04/15/20	168	180	(h)
Federal Home Loan Mortgage Corp. STRIPS
4.23%	08/01/27	2,080	1,780	(d,f,h)
8.00%	02/01/23 - 07/01/24	7,882	1,698	(g,h,o)
Federal National Mortgage Assoc. REMIC
1.21%	12/25/42	277,469	8,879	(g,h,o)
2.71%	12/25/22	526	487	(d,f,h)
4.50%	05/25/18	2,375	12	(g,h,o)
5.00%	08/25/17 - 09/25/40	1,758,819	194,368	(g,h,o)
5.79%	07/25/38	496,780	53,553	(g,i,o)
5.84%	11/25/40	1,912,560	351,950	(g,i,o)
6.29%	01/25/42	1,264,077	261,076	(g,i,o)
7.29%	05/25/18	176,966	18,597	(g,h,i,o)
8.00%	05/25/22	11	286	(g,h,o)
Federal National Mortgage Assoc. STRIPS
1.68%	12/01/34	68,742	65,300	(d,f,h)
4.50%	08/01/35 - 01/01/36	499,195	56,826	(g,h,o)
5.00%	03/25/38 - 05/25/38	300,383	36,262	(g,h,o)
5.50%	12/01/33	57,750	7,405	(g,h,o)
6.00%	01/01/35	223,727	36,673	(g,h,o)
7.50%	11/01/23	43,466	9,185	(g,h,o)
8.00%	08/01/23 - 07/01/24	16,091	3,115	(g,h,o)
8.50%	03/01/17 - 07/25/22	1,406	216	(g,h,o)
9.00%	05/25/22	526	103	(g,h,o)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	2,962,343	319,906	(g,o)
5.00%	12/20/35 - 09/20/38	2,426,931	216,555	(g,o)
5.94%	05/20/40	1,198,475	192,969	(g,i,o)
5.96%	05/20/40	2,126,316	385,887	(g,i,o)
6.39%	12/20/39	2,153,160	352,614	(g,i,o)
			2,926,365

Asset Backed—0.3%
Chase Funding Mortgage Loan Asset-Backed Certificates
3.99%	11/25/33	476,768	460,718
Hertz Vehicle Financing LLC
2.60%	02/25/15	375,000	382,201	(b,h)
Popular ABS Mortgage Pass-Through Trust 2005-5
5.30%	11/25/35	375,000	242,686
			1,085,605

Corporate Notes—27.7%
ABB Finance USA Inc.
1.63%	05/08/17	408,000	413,308
AbbVie Inc.
1.20%	11/06/15	555,000	558,708	(b)
1.75%	11/06/17	370,000	374,024	(b)
2.00%	11/06/18	371,000	375,795	(b)
4.40%	11/06/42	185,000	196,680	(b)
AES Corp.
8.00%	10/15/17	419,000	483,945
AES Panama S.A.
6.35%	12/21/16	252,000	276,570	(b)
Aetna Inc.
1.50%	11/15/17	303,000	303,613
2.75%	11/15/22	370,000	366,954
Agilent Technologies Inc.
3.20%	10/01/22	197,000	199,319
5.50%	09/14/15	412,000	459,094	(h)
ALROSA Finance S.A.
7.75%	11/03/20	200,000	232,000	(b)
Altria Group Inc.
4.25%	08/09/42	306,000	296,758
Amazon.com Inc.
1.20%	11/29/17	371,000	368,961
2.50%	11/29/22	371,000	365,665
America Movil SAB de C.V.
2.38%	09/08/16	952,000	989,493
American Axle & Manufacturing Inc.
7.88%	03/01/17	380,000	393,300
American Express Centurion Bank
0.90%	11/13/15	370,000	369,728	(d)
American Express Credit Corp.
1.75%	06/12/15	283,000	288,927
American International Group Inc.
4.88%	06/01/22	558,000	637,025
Amgen Inc.
5.38%	05/15/43	125,000	147,379
5.65%	06/15/42	245,000	294,174
Amsted Industries Inc.
8.13%	03/15/18	259,000	277,130	(b)
Anadarko Petroleum Corp.
6.20%	03/15/40	204,000	251,631
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	312,000	313,953
5.38%	11/15/14	212,000	230,135	(h)
Archer-Daniels-Midland Co.
4.02%	04/16/43	237,000	226,656	(b)
Arizona Public Service Co.
6.25%	08/01/16	214,000	251,191	(h)

AstraZeneca PLC
4.00%	09/18/42	248,000	250,841
AT&T Inc.
0.65%	02/13/15	265,000	266,242	(d)
2.95%	05/15/16	325,000	344,085
4.35%	06/15/45	480,000	482,158	(b)
5.55%	08/15/41	421,000	505,252
Autodesk Inc.
1.95%	12/15/17	377,000	375,126
Banco del Estado de Chile
3.88%	02/08/22	150,000	159,199	(b)
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	100,000	103,500	(b)
Banco Mercantil del Norte S.A.
6.86%	10/13/21	100,000	107,750	(b)
Bank of America Corp.
5.42%	03/15/17	400,000	438,145
5.70%	01/24/22	435,000	523,109	(h)
5.75%	12/01/17	610,000	711,013	(h)
Barclays Bank PLC
2.25%	05/10/17	1,081,000	1,115,215	(b)
7.63%	11/21/22	371,000	370,536
Berkshire Hathaway Finance Corp.
1.60%	05/15/17	434,000	442,367
3.00%	05/15/22	497,000	517,797
Bombardier Inc.
5.75%	03/15/22	42,000	43,155	(b)
7.75%	03/15/20	387,000	439,245	(b)
BP Capital Markets PLC
1.38%	11/06/17	369,000	369,325
1.85%	05/05/17	303,000	309,749
2.25%	11/01/16	621,000	646,078	(h)
2.50%	11/06/22	369,000	365,617
Calpine Corp.
7.25%	10/15/17	38,000	40,470	(b)
Cargill Inc.
5.20%	01/22/13	125,000	125,323	(b,h)
6.00%	11/27/17	246,000	295,962	(b,h)
Case New Holland Inc.
7.88%	12/01/17	222,000	262,515
Caterpillar Financial Services Corp.
1.25%	11/06/17	258,000	257,806
Caterpillar Inc.
1.50%	06/26/17	494,000	500,316
Catholic Health Initiatives
1.60%	11/01/17	74,000	74,792
2.95%	11/01/22	295,000	297,758
4.35%	11/01/42	129,000	131,558
CCO Holdings LLC
8.13%	04/30/20	398,000	445,760
Central American Bank for Economic Integration
5.38%	09/24/14	410,000	437,301	(b)
CenturyLink Inc.
5.80%	03/15/22	100,000	105,713
7.65%	03/15/42	143,000	149,451

Cigna Corp.
2.75%	11/15/16	411,000	432,349	(h)
4.00%	02/15/22	153,000	167,253
5.38%	02/15/42	363,000	422,629
Citigroup Inc.
4.45%	01/10/17	137,000	151,769	(h)
5.00%	09/15/14	759,000	798,535	(h)
5.88%	01/30/42	533,000	657,799	(h)
6.13%	08/25/36	464,000	505,703	(h)
CityCenter Holdings LLC
7.63%	01/15/16	223,000	238,610
CNA Financial Corp.
5.88%	08/15/20	366,000	431,809
CNPC HK Overseas Capital Ltd.
4.50%	04/28/21	200,000	223,716	(b,h)
Columbus International Inc.
11.50%	11/20/14	100,000	111,000	(b)
Comision Federal de Electricidad
4.88%	05/26/21	200,000	226,500	(b,h)
Corp Andina de Fomento
4.38%	06/15/22	408,000	441,767
Corp Nacional del Cobre de Chile
4.25%	07/17/42	245,000	249,397	(b)
5.63%	09/21/35	82,000	99,757	(b,h)
Covidien International Finance S.A.
1.35%	05/29/15	325,000	329,398
COX Communications Inc.
3.25%	12/15/22	139,000	143,345	(b)
4.70%	12/15/42	93,000	94,895	(b)
Credit Suisse AG
2.60%	05/27/16	416,000	438,967	(b,h)
Crown Castle Towers LLC
6.11%	01/15/40	201,000	242,101	(b,h)
CSX Corp.
4.10%	03/15/44	241,000	237,901
4.25%	06/01/21	410,000	460,938	(h)
CVS Caremark Corp.
3.25%	05/18/15	228,000	241,719
DaVita HealthCare Partners Inc.
5.75%	08/15/22	152,000	160,170
6.38%	11/01/18	371,000	397,897	(h)
DCP Midstream Operating LP
2.50%	12/01/17	371,000	369,023
DDR Corp. (REIT)
4.63%	07/15/22	288,000	314,309
Deere & Co.
3.90%	06/09/42	216,000	220,762
Denbury Resources Inc.
6.38%	08/15/21	314,000	345,400	(h)
8.25%	02/15/20	247,000	277,875	(h)
DENTSPLY International Inc.
2.75%	08/15/16	391,000	405,673
4.13%	08/15/21	419,000	445,165
Devon Energy Corp.
3.25%	05/15/22	557,000	581,336
Diageo Capital PLC
1.50%	05/11/17	578,000	586,173
Diageo Investment Corp.
2.88%	05/11/22	359,000	370,587

DIRECTV Holdings LLC
4.75%	10/01/14	418,000	446,307	(h)
5.15%	03/15/42	511,000	516,842
Dominion Resources Inc.
1.95%	08/15/16	293,000	301,111	(h)
DPL Inc.
7.25%	10/15/21	70,000	74,900
DR Horton Inc.
4.38%	09/15/22	308,000	314,160
Duke Energy Corp.
1.63%	08/15/17	409,000	410,068
3.05%	08/15/22	1,188,000	1,209,245
Eastman Chemical Co.
2.40%	06/01/17	555,000	573,450	(h)
eBay Inc.
1.35%	07/15/17	286,000	289,331
2.60%	07/15/22	204,000	206,089
4.00%	07/15/42	245,000	238,611
Ecopetrol S.A.
7.63%	07/23/19	155,000	200,337
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	73,000	81,943	(b,h)
Empresa Nacional del Petroleo
4.75%	12/06/21	100,000	107,162	(b,h)
Energy Transfer Equity LP
7.50%	10/15/20	279,000	322,245	(h)
Energy Transfer Partners LP
6.50%	02/01/42	352,000	430,967	(h)
6.70%	07/01/18	291,000	350,629	(h)
Enterprise Products Operating LLC
4.45%	02/15/43	204,000	206,551
European Investment Bank
0.41%	12/15/14	620,000	625,585	(d,h)
4.88%	01/17/17	490,000	568,792	(h)
Exelon Corp.
4.90%	06/15/15	426,000	463,713	(h)
Export Credit Bank of Turkey
5.38%	11/04/16	225,000	245,025	(b,h)
Express Scripts Holding Co.
2.65%	02/15/17	481,000	499,946	(b,h)
3.13%	05/15/16	641,000	675,801	(h)
3.90%	02/15/22	192,000	207,024	(b)
4.75%	11/15/21	214,000	242,853	(b)
Florida Power & Light Co.
4.13%	02/01/42	381,000	398,268	(h)
Ford Motor Credit Company LLC
3.00%	06/12/17	869,000	892,832
Forest Oil Corp.
7.25%	06/15/19	371,000	372,855	(h)
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	174,000	186,180	(b,h)
Frontier Communications Corp.
7.13%	03/15/19	363,000	394,763
Gazprom Neft OAO Via GPN Capital S.A.
4.38%	09/19/22	200,000	204,500	(b)
Georgia Power Co.
4.30%	03/15/42	217,000	227,606

Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	100,000	108,500	(b,h,j)
Goldman Sachs Capital I
6.35%	02/15/34	239,000	248,079	(h)
Great Plains Energy Inc.
4.85%	06/01/21	414,000	456,118
Hanesbrands Inc.
6.38%	12/15/20	609,000	669,900	(h)
Heineken N.V.
0.73%	10/01/15	260,000	260,486	(b,d)
1.40%	10/01/17	371,000	369,880	(b)
Hewlett-Packard Co.
2.60%	09/15/17	407,000	396,481
6.00%	09/15/41	111,000	109,879
Host Hotels & Resorts LP (REIT)
4.75%	03/01/23	512,000	542,720
6.00%	11/01/20	325,000	357,500	(h)
HSBC USA Inc.
1.63%	01/16/18	608,000	608,552
Hughes Satellite Systems Corp.
6.50%	06/15/19	278,000	306,495	(h)
Hyundai Capital America
1.63%	10/02/15	408,000	410,452	(b)
2.13%	10/02/17	207,000	208,482	(b)
Ingles Markets Inc.
8.88%	05/15/17	73,000	77,836	(h)
Instituto Costarricense de Electricidad
6.95%	11/10/21	200,000	227,000	(b,h)
Intel Corp.
1.35%	12/15/17	371,000	370,893
2.70%	12/15/22	371,000	370,481
4.25%	12/15/42	185,000	185,495
Invesco Finance PLC
3.13%	11/30/22	555,000	560,601
Jabil Circuit Inc.
4.70%	09/15/22	488,000	513,010
John Deere Capital Corp.
3.15%	10/15/21	349,000	368,023	(h)
JPMorgan Chase & Co.
3.25%	09/23/22	186,000	191,539
4.35%	08/15/21	408,000	456,241	(h)
4.50%	01/24/22	322,000	364,258	(h)
KazMunayGas National Company JSC
9.13%	07/02/18	100,000	132,250	(b)
11.75%	01/23/15	100,000	119,375	(b,h)
KFW
2.00%	10/04/22	1,020,000	1,022,186
4.50%	07/16/18	169,000	199,386
Kinder Morgan Energy Partners LP
5.00%	08/15/42	204,000	216,195
Kinross Gold Corp.
6.88%	09/01/41	264,000	268,667
Korea National Oil Corp.
2.88%	11/09/15	358,000	373,200	(b,h)
3.13%	04/03/17	425,000	445,868	(b)

Kraft Foods Group Inc.
1.63%	06/04/15	427,000	434,587	(b)
2.25%	06/05/17	183,000	189,280	(b)
5.00%	06/04/42	118,000	132,691	(b)
Levi Strauss & Co.
7.63%	05/15/20	440,000	479,600	(h)
Liberty Mutual Group Inc.
6.50%	05/01/42	210,000	236,258	(b)
Lincoln National Corp.
4.20%	03/15/22	134,000	143,761
Linn Energy LLC
6.25%	11/01/19	42,000	42,210	(b)
8.63%	04/15/20	305,000	332,450	(h)
LyondellBasell Industries N.V.
5.00%	04/15/19	600,000	663,000
Majapahit Holding BV
7.75%	10/17/16	200,000	236,500	(b,h)
McDonald’s Corp.
1.88%	05/29/19	433,000	440,591	(h)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	165,000	163,253
Merck & Company Inc.
2.40%	09/15/22	408,000	408,133
MidAmerican Energy Holdings Co.
6.13%	04/01/36	495,000	624,859	(h)
Morgan Stanley
4.75%	03/22/17	271,000	295,650
4.88%	11/01/22	556,000	575,679
5.50%	07/28/21	408,000	463,233
5.75%	01/25/21	208,000	237,543
6.63%	04/01/18	416,000	490,287
Murphy Oil Corp.
2.50%	12/01/17	557,000	560,435
3.70%	12/01/22	371,000	369,588
National Agricultural Cooperative Federation
4.25%	01/28/16	256,000	273,331	(b)
National JSC Naftogaz of Ukraine
9.50%	09/30/14	100,000	102,625
Newfield Exploration Co.
5.63%	07/01/24	662,000	714,960
5.75%	01/30/22	370,000	407,000
NewMarket Corp.
4.10%	12/15/22	203,000	206,555	(b)
News America Inc.
6.65%	11/15/37	171,000	220,965
Nexen Inc.
6.40%	05/15/37	390,000	504,193
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	804,000	837,671	(h)
Nisource Finance Corp.
3.85%	02/15/23	493,000	506,615
Novartis Capital Corp.
2.40%	09/21/22	490,000	491,322
NYSE Euronext
2.00%	10/05/17	557,000	566,235
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%	06/30/21	190,000	213,275	(b)
Oglethorpe Power Corp.
5.38%	11/01/40	234,000	273,988

Omnicom Group Inc.
3.63%	05/01/22	572,000	595,863
ONEOK Partners LP
3.38%	10/01/22	109,000	111,076
6.13%	02/01/41	232,000	278,148
Oracle Corp.
1.20%	10/15/17	926,000	928,748
Pacific Gas & Electric Co.
6.05%	03/01/34	330,000	425,173
PacifiCorp
6.25%	10/15/37	14,000	18,858	(h)
PAETEC Holding Corp.
8.88%	06/30/17	374,000	401,115	(h)
Peabody Energy Corp.
6.25%	11/15/21	219,000	232,687
PepsiCo Inc.
2.75%	03/05/22	584,000	599,950	(h)
Petrobras International Finance Co.
2.88%	02/06/15	171,000	175,462	(h)
3.50%	02/06/17	284,000	297,844	(h)
3.88%	01/27/16	187,000	197,286	(h)
Petroleos de Venezuela S.A.
4.90%	10/28/14	68,680	65,658
Petroleos Mexicanos
5.50%	06/27/44	82,000	90,200
6.00%	03/05/20	160,000	191,200	(h)
6.50%	06/02/41	74,000	92,870
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	79,167	86,885
Petronas Capital Ltd.
5.25%	08/12/19	150,000	178,032	(b,h)
Philip Morris International Inc.
2.50%	05/16/16	413,000	434,391	(h)
3.88%	08/21/42	204,000	205,105
Plains Exploration & Production Co.
6.50%	11/15/20	203,000	224,823
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	200,000	278,500	(b)
Pride International Inc.
6.88%	08/15/20	418,000	528,649
Prudential Financial Inc.
5.63%	05/12/41	213,000	242,803	(h)
5.63%	06/15/43	389,000	403,121	(i)
Range Resources Corp.
5.75%	06/01/21	371,000	396,970	(h)
Reynolds American Inc.
3.25%	11/01/22	572,000	574,571
Roche Holdings Inc.
6.00%	03/01/19	222,000	276,344	(b)
Rowan Companies Inc.
5.40%	12/01/42	248,000	251,150
Royal Bank of Canada
1.20%	09/19/17	612,000	613,469
Royal Bank of Scotland Group PLC
6.40%	10/21/19	514,000	607,363

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.30%	12/27/17	200,000	214,500	(b)
Santander Holdings USA Inc.
3.00%	09/24/15	204,000	207,741
Schlumberger Investment S.A.
2.40%	08/01/22	613,000	607,756	(b)
Seagate HDD Cayman
7.00%	11/01/21	42,000	45,045
Simon Property Group LP (REIT)
2.75%	02/01/23	264,000	263,852
Sinochem Overseas Capital Company Ltd.
4.50%	11/12/20	100,000	107,555	(b)
Sinopec Group Overseas Development 2012 Ltd.
2.75%	05/17/17	433,000	448,994	(b)
Smurfit Kappa Acquisitions
4.88%	09/15/18	200,000	204,000	(b)
Takeda Pharmaceutical Company Ltd.
1.63%	03/17/17	817,000	828,806	(b)
Teva Pharmaceutical Finance Co. BV
2.95%	12/18/22	608,000	615,027
Textron Inc.
6.20%	03/15/15	374,000	409,915
The ADT Corp.
2.25%	07/15/17	206,000	204,364	(b)
3.50%	07/15/22	240,000	233,422	(b)
4.88%	07/15/42	112,000	106,308	(b)
The Coca-Cola Co.
3.30%	09/01/21	460,000	507,100
The Dow Chemical Co.
3.00%	11/15/22	185,000	184,588
4.38%	11/15/42	185,000	183,800
The Goldman Sachs Group Inc.
5.75%	01/24/22	483,000	571,008
6.75%	10/01/37	404,000	457,864
The Korea Development Bank
3.25%	03/09/16	223,000	233,550
4.00%	09/09/16	245,000	264,886
The Potomac Edison Co.
5.35%	11/15/14	178,000	192,106	(h)
The Sherwin-Williams Co.
1.35%	12/15/17	185,000	184,594
4.00%	12/15/42	185,000	184,865
The Williams Companies Inc.
3.70%	01/15/23	608,000	613,262
Time Warner Cable Inc.
6.75%	07/01/18	321,000	400,988	(h)
Total Capital International S.A.
1.55%	06/28/17	525,000	533,094
2.70%	01/25/23	612,000	623,462
Toyota Motor Credit Corp.
1.25%	10/05/17	371,000	373,639
1.75%	05/22/17	548,000	561,169
TransAlta Corp.
4.50%	11/15/22	370,000	375,103
Transocean Inc.
3.80%	10/15/22	204,000	209,086

Turlock Corp.
1.50%	11/02/17	556,000	557,136	(b)
2.75%	11/02/22	813,000	810,491	(b)
U.S. Bancorp
3.44%	02/01/16	648,000	682,382
United Parcel Service Inc.
2.45%	10/01/22	408,000	408,133
United Technologies Corp.
1.80%	06/01/17	217,000	223,371	(h)
4.50%	06/01/42	75,000	83,337
UnitedHealth Group Inc.
0.73%	10/15/15	185,000	185,605	(d)
1.40%	10/15/17	185,000	185,289
Vail Resorts Inc.
6.50%	05/01/19	583,000	627,454	(h)
Verizon Communications Inc.
2.00%	11/01/16	1,068,000	1,105,311	(h)
2.45%	11/01/22	185,000	185,062
3.85%	11/01/42	185,000	181,960
Viacom Inc.
2.50%	12/15/16	307,000	320,101	(h)
Visteon Corp.
6.75%	04/15/19	319,000	339,735	(h)
Vodafone Group PLC
2.50%	09/26/22	408,000	406,384
Watson Pharmaceuticals Inc.
3.25%	10/01/22	575,000	586,988
Weatherford International Inc.
6.35%	06/15/17	203,000	232,348
Weatherford International Ltd.
4.50%	04/15/22	340,000	360,828
5.95%	04/15/42	319,000	346,227
WellPoint Inc.
1.88%	01/15/18	270,000	273,353
3.30%	01/15/23	359,000	368,336
3.70%	08/15/21	101,000	106,228
Woodside Finance Ltd.
4.50%	11/10/14	731,000	773,191	(b,h)
WPP Finance 2010
3.63%	09/07/22	204,000	202,912
5.13%	09/07/42	205,000	200,428
Xstrata Finance Canada Ltd.
2.45%	10/25/17	741,000	748,183	(b)
4.00%	10/25/22	333,000	336,600	(b)
5.80%	11/15/16	365,947	413,121	(b,h)
			103,020,871

Non-Agency Collateralized Mortgage Obligations—2.8%
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	200,000	226,150
Banc of America Commercial Mortgage Trust 2007-4
5.73%	02/10/51	90,000	106,250
Banc of America Commercial Mortgage Trust 2008-1
6.21%	02/10/51	180,000	218,245
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.19%	09/10/47	435,000	484,613
Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	435,000	469,781
5.40%	03/11/39	84,153	84,935	(h)
5.57%	04/12/38	430,000	476,075

Citigroup Commercial Mortgage Trust
5.48%	10/15/49	210,000	199,873
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	220,000	240,713	(h)
Credit Suisse First Boston Mortgage Securities Corp.
5.31%	10/25/35	165,162	3,188
CSMC Mortgage-Backed Trust Series 2006-1
5.51%	02/25/36	34,400	104
GS Mortgage Securities Corp. II
2.41%	11/10/45	998,940	151,640
3.00%	08/10/44	420,000	448,723
3.55%	04/10/34	280,000	302,464	(b)
5.31%	08/10/44	100,000	116,095	(b)
JP Morgan Chase Commercial Mortgage Securities Corp.
1.96%	12/15/47	1,300,000	158,841	(i)
4.27%	06/15/45	200,000	221,752
4.43%	12/15/47	220,000	212,801	(b,i)
5.04%	03/15/46	250,000	270,318	(h)
5.34%	08/12/37	1,175,000	1,285,002	(h)
5.44%	05/15/45 - 06/12/47	680,000	772,189	(h)
5.79%	02/12/51	550,000	655,260
LB-UBS Commercial Mortgage Trust
16.25%	12/15/39	1,801,840	20,318	(b,d)
4.95%	09/15/30	310,000	338,633
5.16%	02/15/31	450,000	502,394
5.87%	06/15/38	210,000	242,487
MASTR Alternative Loans Trust
5.00%	08/25/18	74,468	6,594	(g,h,o)
Merrill Lynch
5.49%	07/12/46	200,000	181,656
Morgan Stanley Capital I Trust 2006-IQ11
5.70%	10/15/42	270,000	241,496	(h)
Morgan Stanley Capital I Trust 2006-TOP21
5.16%	10/12/52	350,000	388,830
Morgan Stanley Capital I Trust 2006-TOP23
5.82%	08/12/41	180,000	208,401
Morgan Stanley Capital I Trust 2008-TOP29
6.27%	01/11/43	250,000	297,750
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	190,000	219,123	(b)
UBS-Barclays Commercial Mortgage Trust
4.89%	05/10/63	190,000	170,901	(b,i)
Wachovia Bank Commercial Mortgage Trust
5.47%	01/15/45	430,000	474,595	(h)
Wells Fargo Commercial Mortgage Trust
4.69%	10/15/45	100,000	106,391
Wells Fargo Mortgage Backed Securities Trust
5.50%	03/25/36	274,265	4,455
			10,509,036

Sovereign Bonds—1.3%
Banco Nacional de Desenvolvimento Economico e Social
5.50%	07/12/20	100,000	117,750	(b)
Gabonese Republic
8.20%	12/12/17	100,000	121,250
Government of Chile
3.63%	10/30/42	148,000	146,150

Government of Dominican Republic
7.50%	05/06/21	200,000	232,300	(b,h)
Government of El Salvador
7.65%	06/15/35	170,000	194,225	(b,h)
Government of Hungary
4.75%	02/03/15	56,000	57,680
6.25%	01/29/20	197,000	217,439	(h)
7.63%	03/29/41	140,000	161,700	(h)
Government of Indonesia
4.88%	05/05/21	200,000	230,000	(b,h)
Government of Lebanon
4.00%	12/31/17	24,500	24,255
5.15%	11/12/18	82,000	82,000
6.10%	10/04/22	82,000	82,820
Government of Lithuania
6.75%	01/15/15	100,000	109,895	(b,h)
Government of Mexico
4.75%	03/08/44	312,000	352,560
5.75%	10/12/49	74,000	88,985
6.05%	01/11/40	82,000	109,962
Government of Panama
6.70%	01/26/36	53,000	75,260	(h)
Government of Peru
6.55%	03/14/37	242,000	349,690	(h)
7.35%	07/21/25	100,000	144,900	(h)
Government of Philippines
4.00%	01/15/21	100,000	112,250
6.38%	01/15/32	100,000	137,000
Government of Poland
3.00%	03/17/23	68,000	67,830
5.00%	03/23/22	218,000	257,458
6.38%	07/15/19	38,000	47,375
Government of Romania
6.75%	02/07/22	156,000	189,540	(b)
Government of South Africa
6.25%	03/08/41	100,000	132,500
Government of Sri Lanka
7.40%	01/22/15	100,000	107,500	(b,h)
Government of Turkey
5.13%	03/25/22	100,000	115,000
6.88%	03/17/36	74,000	99,900
Government of Uruguay
6.88%	09/28/25	179,399	250,262
Government of Venezuela
10.75%	09/19/13	243,000	249,683	(h)
Government of Vietnam
1.50%	03/12/16	24,043	22,086	(i)
Government of Zambia
5.38%	09/20/22	200,000	199,250	(b)
Russian Foreign Bond—Eurobond
7.50%	03/31/30	57,345	73,654	(j)
			4,960,109

Municipal Bonds and Notes—0.5%
American Municipal Power Inc.
6.27%	02/15/50	295,000	352,705
Municipal Electric Authority of Georgia
6.64%	04/01/57	252,000	301,017
Port Authority of New York & New Jersey
4.46%	10/01/62	645,000	636,641
South Carolina State Public Service Authority
6.45%	01/01/50	235,000	316,310
State of California
5.70%	11/01/21	290,000	345,547
			1,952,220

FNMA—0.0%*
Lehman TBA
5.50%	TBA	333,269	—	** (c,m,p)

Total Bonds and Notes
(Cost $331,533,338)			338,268,314

Short-Term Investments—24.4%
GE Institutional Money Market Fund—Investment Class
0.06%
(Cost $84,618,729)			84,618,729	(d,k)

		Principal Amount	Fair Value
Federal Agencies—1.6%
Federal Home Loan Bank Discount Notes
0.06%	02/13/13	$2,000,000	$1,999,902	(d)
0.07%	03/20/13	4,000,000	3,999,472	(d)

			5,999,374
Total Short-Term Investments
(Cost $90,617,720)			90,618,103
Total Investments
(Cost $422,151,058)			428,886,417
Liabilities in Excess of Other Assets, net—(15.3)%			(56,823,876)

NET ASSETS —100.0%			$372,062,541

Other Information

The Fund had the following long futures contracts open at December 31, 2012 (Unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
2 Yr U.S. Treasury Note Futures	March 2013	33	$7,275,469	$2,081
5 Yr U.S. Treasury Note Futures	March 2013	278	34,587,110	(52,311)
30 Yr U.S. Treasury Bond Futures	March 2013	141	20,797,500	(196,254)

				$(246,484)

The Fund had the following short futures contracts open at December 31, 2012 (Unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Ultra Long-Term U.S. Treasury Bond Futures	March 2013	120	$(19,511,250)	$381,678
10 Yr. U.S. Treasury Notes Futures	March 2013	239	(31,734,719)	160,234

				$541,912

				$295,428

GE Institutional Money Market Fund

Schedule of Investments—December 31, 2012 (Unaudited)

Short-Term Investments—100.1% †		Principal Amount	Amortized Cost
U.S. Treasuries—12.3%
United States Treasury Bills
0.03%	01/24/13	$9,800,000	$9,799,812	(d)
United States Treasury Notes
0.50%	05/31/13	22,950,000	22,980,669
0.63%	04/30/13	15,750,000	15,776,481
1.38%	01/15/13 - 05/15/13	65,300,000	65,441,986
			113,998,948

U.S. Government Agency Obligations—31.8%
Fannie Mae Discount Notes
0.08%	03/20/13	5,100,000	5,099,116	(d)
0.11%	01/17/13 - 02/06/13	27,300,000	27,297,686	(d)
0.13%	02/13/13 - 03/06/13	47,850,000	47,841,129	(d)
0.16%	04/01/13	4,650,000	4,648,140	(d)
Federal Home Loan Bank Discount Notes
0.11%	05/17/13	18,600,000	18,592,622	(d)
0.13%	01/09/13 - 02/01/13	40,150,000	40,146,841	(d)
0.15%	01/18/13	12,750,000	12,749,136	(d)
Federal Home Loan Banks
0.15%	02/06/13	6,600,000	6,600,000
0.25%	04/18/13	18,700,000	18,701,872
Federal Home Loan Mortgage Corp
0.16%	06/17/13	6,350,000	6,349,843	(i)
0.17%	03/21/13	30,900,000	30,900,755	(i)
Freddie Mac Discount Notes
0.07%	03/18/13	49,350,000	49,342,553	(d)
0.13%	01/22/13	8,900,000	8,899,337	(d)
0.15%	02/04/13	5,000,000	4,999,296	(d)
0.16%	02/19/13	11,850,000	11,847,419	(d)
			294,015,745
Commercial Paper—21.0%
Australia & New Zealand Banking Group Ltd
0.18%	02/07/13	19,050,000	19,046,476	(d)
BHP Billiton Finance USA Ltd
0.14%	01/28/13	4,600,000	4,599,517	(b,d)
0.17%	01/14/13	12,950,000	12,949,205	(d)
Chevron Corp
0.12%	01/17/13	26,100,000	18,948,989	(b,d)
Commonwealth Bank of Australia
0.23%	05/08/13	17,900,000	17,899,648	(i)
DNB Bank ASA
0.23%	03/18/13	12,800,000	12,793,785	(d)
Glaxosmithkline PLC
0.15%	01/04/13	18,000,000	17,999,775	(d)
HSBC Bank PLC
0.20%	03/25/13	19,450,000	19,450,000	(i)

International Business Machines Corp
0.07%	01/03/13	10,800,000	10,799,958	(d)
JPMorgan Chase & Co
0.25%	04/08/13	10,150,000	10,143,163	(d)
KFW
0.20%	03/07/13	13,300,000	13,295,197	(b,d)
Svenska Handelsbanken AB
0.24%	02/01/13	9,200,000	9,198,138	(b,d)
The Procter & Gamble Co
0.15%	01/10/13	8,050,000	8,049,698	(d)
Wal-Mart Stores Inc
0.10%	01/24/13	18,750,000	18,748,802	(d)
			193,922,351
Repurchase Agreement—9.2%
Barclays Capital Inc. U.S. Treasury Repo 0.20% dated 12/31/12, to be repurchased at $27,100,301 on 01/01/13 collateralized by $27,642,089 U.S. Treasury Bond, 2.63%, maturing on 11/15/20.	01/02/13	27,100,000	27,100,000
Deutsche Bank Securities, Inc. Gov Agcy Repo 0.20% dated 12/31/12, to be repurchased at $3,600,040 on 01/01/13 collateralized by $3,672,819 U.S. Government Agency Bond, 1.25%, maturing on 09/28/16.	01/02/13	3,600,000	3,600,000
Goldman Sachs & Co. Gov Agcy Repo 0.20% dated 12/31/12, to be repurchased at $25,800,287 on 01/01/13 collateralized by $23,198,557 & $3,118,348 U.S. Government Agency Bond, 0.26% & 0.25% , maturing on 01/23/14 & 01/16/15. respectively.	01/02/13	25,800,000	25,800,000
HSBC Securities (USA) Inc. Gov Agcy Repo 0.16% dated 12/31/12, to be repurchased at $12,500,111 on 01/01/13 collateralized by $555,952 & $12,198,007 U.S. Government Agency Bond, 3.00% & 3.00%, maturing on 03/12/21 & 08/08/19.	01/02/13	12,500,000	12,500,000
J.P. Morgan Securities LLC 1Wk U.S. Treasury Repo 0.18% dated 12/31/12, to be repurchased at $8,800,308 on 01/01/13 collateralized by $8,976,622 U.S. Treasury Bond, 0.25%, maturing on 08/15/15.	01/02/13	8,800,000	8,800,000
J.P. Morgan Securities LLC U.S. Treasury Repo 0.18% dated 12/31/12, to be repurchased at $7,100,071 on 01/01/13 collateralized by $7,243,240 U.S. Treasury Bond, 0.25%, maturing on 08/15/15.	01/02/13	7,100,000	7,100,000
			84,900,000

Certificate of Deposit—16.7%
Bank of Montreal
0.20%	01/03/13	11,200,000	11,200,000
Bank of Nova Scotia/Houston
0.29%	06/13/13	17,900,000	17,900,000	(i)
JPMorgan Chase & Co
0.22%	03/12/13	6,800,000	6,800,000
National Australia Bank Ltd/New York
0.24%	04/30/13	17,450,000	17,450,000	(i)
Nordea Bank AB
0.36%	02/19/13	13,150,000	13,152,501
Royal Bank of Canada/New York NY
0.43%	04/10/13	11,600,000	11,600,000	(i)
Skandinaviska Enskilda Banken AB
0.30%	04/08/13	13,300,000	13,299,999
Standard Chartered PLC
0.48%	01/10/13	17,050,000	17,050,000
Svenska Handelsbanken AB
0.28%	04/15/13	10,550,000	10,550,000
Toronto-Dominion Bank
0.20%	01/16/13	15,650,000	15,650,000
Westpac Banking Corp/NY
0.31%	02/11/13	20,000,000	20,000,000	(i)
			154,652,500

Corporates—7.4%
Inter-American Development Bank Discount Notes
0.14%	02/19/13	4,050,000	4,049,228	(d)
0.15%	02/07/13	15,350,000	15,347,634	(d)
Johnson & Johnson
0.70%	05/15/13	5,050,000	5,059,318
KFW
0.31%	02/22/13	5,050,000	5,050,969	(i)
Novartis Capital Corp
1.90%	04/24/13	6,250,000	6,281,595
Sanofi
0.51%	03/28/13	13,250,000	13,258,423	(i)
World Bank Discount Notes
0.10%	01/07/13	19,100,000	19,099,682	(d)
			68,146,849

Time Deposit—1.7%
State Street Corp
0.01%	01/02/13	15,997,205	15,997,205	(e)

Total Short-Term Investments—100.1%
(Cost $925,633,598)			925,633,598
Liabilities in Excess of Other Assets, net—(0.1)%			(850,663)

NET ASSETS—100.0%			$924,782,935

GE Institutional Strategic Investment Fund

Schedule of Investments—December 31, 2012 (Unaudited)

Domestic Equity—37.1% †	Number of Shares	Fair Value
Advertising—0.2%
Omnicom Group Inc.	37,995	$1,898,230

Aerospace & Defense—0.6%
Honeywell International Inc.	65,167	4,136,150
The Boeing Co.	5,632	424,428
		4,560,578

Agricultural Products—0.2%
Archer-Daniels-Midland Co.	51,939	1,422,609

Air Freight & Logistics—0.8%
United Parcel Service Inc.	81,183	5,985,623

Application Software—0.2%
Intuit Inc.	26,405	1,571,098

Asset Management & Custody Banks—1.3%
Ameriprise Financial Inc.	53,894	3,375,381
Franklin Resources Inc.	3,754	471,878
Invesco Ltd.	124,955	3,260,076
State Street Corp.	51,508	2,421,391	(e)
		9,528,726

Automobile Manufacturers—0.2%
Ford Motor Co.	93,124	1,205,956

Automotive Retail—0.1%
AutoZone Inc.	1,411	500,101	(a)

Biotechnology—1.0%
Amgen Inc.	50,622	4,369,691	(h)
Gilead Sciences Inc.	43,080	3,164,226	(a)
		7,533,917

Broadcasting—0.5%
CBS Corp.	18,181	691,787
Discovery Communications Inc.	50,972	2,981,862	(a)
		3,673,649

Cable & Satellite—1.2%
Comcast Corp.††	48,391	1,739,656
Comcast Corp.††	62,414	2,333,035
DIRECTV	21,833	1,095,143	(a)
Liberty Global Inc.	62,028	3,644,145	(a)
		8,811,979

Casinos & Gaming—0.2%
Las Vegas Sands Corp.	31,614	1,459,302

Communications Equipment—2.1%
Cisco Systems Inc.	318,653	6,261,531	(h)
Qualcomm Inc.	154,091	9,556,724
		15,818,255

Computer Hardware—1.5%
Apple Inc.	21,572	11,498,524

Construction & Farm Machinery & Heavy Trucks—0.4%
Cummins Inc.	7,235	783,912
Deere & Co.	30,066	2,598,304
		3,382,216

Consumer Finance—0.4%
American Express Co.	53,004	3,046,670

Data Processing & Outsourced Services—1.3%
Paychex Inc.	112,098	3,490,731
The Western Union Co.	166,434	2,265,167
Visa Inc.	26,459	4,010,655
		9,766,553

Department Stores—0.1%
Macy’s Inc.	20,086	783,756

Distillers & Vintners—0.1%
Diageo PLC ADR	8,472	987,666

Distributors—0.1%
Genuine Parts Co.	12,186	774,786

Diversified Chemicals—0.4%
EI du Pont de Nemours & Co.	25,642	1,153,121
PPG Industries Inc.	11,422	1,545,968
		2,699,089

Diversified Financial Services—1.5%
Citigroup Inc.	62,461	2,470,957
JPMorgan Chase & Co.	64,180	2,821,994
Wells Fargo & Co.	167,593	5,728,329
		11,021,280

Drug Retail—0.2%
CVS Caremark Corp.	25,323	1,224,367

Electric Utilities—0.3%
NextEra Energy Inc.	13,566	938,632
The Southern Co.	29,656	1,269,573
		2,208,205

Electrical Components & Equipment—0.3%
Eaton Corp PLC	39,183	2,123,719

Fertilizers & Agricultural Chemicals—0.4%
Monsanto Co.	33,497	3,170,491

General Merchandise Stores—0.1%
Target Corp.	15,249	902,283

Healthcare Distributors—0.3%
Cardinal Health Inc.	46,124	1,899,386

Healthcare Equipment—1.2%
Covidien PLC	122,825	7,091,915
Medtronic Inc.	48,905	2,006,083
Stryker Corp.	3,618	198,339
		9,296,337

Healthcare Facilities—0.0%*
HCA Holdings Inc.	8,092	244,136

Healthcare Services—0.6%
Express Scripts Holding Co.	77,841	4,203,414	(a)

Healthcare Supplies—0.1%
DENTSPLY International Inc.	23,143	916,694

Home Building—0.0%*
MDC Holdings Inc.	8,327	306,101

Home Improvement Retail—0.9%
Lowe’s Companies Inc.	148,760	5,283,956
The Home Depot Inc.	19,685	1,217,517
		6,501,473

Household Products—0.4%
Kimberly-Clark Corp.	15,768	1,331,292
The Clorox Co.	21,031	1,539,890
		2,871,182

Independent Power Producers & Energy Traders—0.3%
AES Corp.	97,920	1,047,744
Calpine Corp.	56,414	1,022,786	(a)
		2,070,530

Industrial Gases—0.1%
Praxair Inc.	9,420	1,031,019

Industrial Machinery—0.6%
Dover Corp.	65,789	4,322,995

Integrated Oil & Gas—1.7%
Chevron Corp.	50,413	5,451,662
Exxon Mobil Corp.	15,410	1,333,736	(h)
Hess Corp.	19,137	1,013,496
Occidental Petroleum Corp.	43,255	3,313,765
Royal Dutch Shell PLC ADR	21,230	1,463,808
		12,576,467

Integrated Telecommunication Services—0.5%
AT&T Inc.	65,533	2,209,117
Verizon Communications Inc.	28,888	1,249,984
		3,459,101

Internet Retail—0.2%
Amazon.com Inc.	5,097	1,280,061	(a)

Internet Software & Services—1.0%
eBay Inc.	78,432	4,001,601	(a)
Google Inc.	5,360	3,802,223	(a)
		7,803,824

Investment Banking & Brokerage—0.3%
The Goldman Sachs Group Inc.	16,096	2,053,206

IT Consulting & Other Services—0.5%
International Business Machines Corp.	20,698	3,964,702	(h)

Life & Health Insurance—0.2%
Prudential Financial Inc.	32,297	1,722,399

Life Sciences Tools & Services—0.3%
Agilent Technologies Inc.	31,719	1,298,576
PerkinElmer Inc.	36,174	1,148,163
		2,446,739

Movies & Entertainment—0.5%
The Walt Disney Co.	7,025	349,775
Time Warner Inc.	72,056	3,446,438
		3,796,213

Multi-Line Insurance—0.3%
American International Group Inc.	70,926	2,503,688	(a)

Multi-Utilities—0.2%
Dominion Resources Inc.	24,628	1,275,730

Oil & Gas Equipment & Services—1.0%
Halliburton Co.	32,197	1,116,914
Schlumberger Ltd.	97,703	6,769,840	(h)
		7,886,754

Oil & Gas Exploration & Production—0.6%
Anadarko Petroleum Corp.	41,204	3,061,870
Marathon Oil Corp.	54,265	1,663,765
		4,725,635

Packaged Foods & Meats—0.5%
Kraft Foods Group Inc.	16,269	739,751
Mondelez International Inc.	104,916	2,672,210
		3,411,961

Pharmaceuticals—2.0%
Bristol-Myers Squibb Co.	54,326	1,770,484
Johnson & Johnson	84,376	5,914,757
Merck & Company Inc.	42,455	1,738,108
Pfizer Inc.	225,062	5,644,555
		15,067,904

Property & Casualty Insurance—0.5%
ACE Ltd.	37,248	2,972,390
The Travelers Companies Inc.	13,751	987,597
		3,959,987

Railroads—0.4%
CSX Corp.	59,690	1,177,684
Union Pacific Corp.	11,826	1,486,765
		2,664,449

Regional Banks—0.2%
Regions Financial Corp.	262,244	1,867,177

Research & Consulting Services—0.1%
Nielsen Holdings N.V.	29,161	892,035	(a)

Restaurants—0.3%
Darden Restaurants Inc.	18,156	818,291
McDonald’s Corp.	13,892	1,225,413
		2,043,704

Retail REITs—0.1%
Simon Property Group Inc.	6,946	1,098,093

Semiconductors—0.6%
Altera Corp.	19,102	657,873
Analog Devices Inc.	16,389	689,321
Intel Corp.	53,607	1,105,912	(h)
Microchip Technology Inc.	13,140	428,233
Texas Instruments Inc.	46,542	1,440,010
		4,321,349

Soft Drinks—1.3%
Coca-Cola Enterprises Inc.	59,670	1,893,329
PepsiCo Inc.	116,877	7,997,893	(h)
		9,891,222

Specialized Finance—0.6%
CME Group Inc.	85,025	4,311,618

Specialized REITs—0.6%
American Tower Corp.	31,509	2,434,700
HCP Inc.	18,920	854,806
Public Storage	3,649	528,959
Rayonier Inc.	13,516	700,534
		4,518,999

Specialty Chemicals—0.1%
LyondellBasell Industries N.V.	14,265	814,389

Specialty Stores—0.3%
Dick’s Sporting Goods Inc.	44,185	2,009,976

Steel—0.1%
Allegheny Technologies Inc.	27,884	846,558

Systems Software—1.5%
Microsoft Corp.	285,970	7,643,979	(h)
Oracle Corp.	111,553	3,716,946
		11,360,925

Tobacco—0.3%
Altria Group Inc.	18,926	594,655
Philip Morris International Inc.	20,945	1,751,840
		2,346,495

Water Utilities—0.1%
American Water Works Company Inc.	16,519	613,350

Total Domestic Equity
(Cost $246,997,669)		278,757,605

Foreign Equity—19.0%

Common Stock—18.6%

Advertising—0.2%
WPP PLC	109,939	1,607,158

Aerospace & Defense—0.4%
European Aeronautic Defence and Space Company N.V.	5,423	213,530
Safran S.A.	57,097	2,469,791
		2,683,321

Apparel, Accessories & Luxury Goods—0.5%
Luxottica Group S.p.A.	38,234	1,576,248
LVMH Moet Hennessy Louis Vuitton S.A.	8,662	1,596,757
The Swatch Group AG	1,614	817,840
		3,990,845

Application Software—0.4%
SAP AG	39,513	3,173,612

Auto Parts & Equipment—0.0%*
Hyundai Mobis	340	92,245	(a)

Automobile Manufacturers—0.5%
Astra International Tbk PT	236,000	186,947
Brilliance China Automotive Holdings Ltd.	56,972	71,821	(a)
Great Wall Motor Company Ltd.	25,479	81,111
Hyundai Motor Co.	732	150,897	(a)
Toyota Motor Corp.	68,880	3,222,753
		3,713,529

Biotechnology—0.2%
CSL Ltd.	22,589	1,275,006

Brewers—0.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	6,227	89,714
Anheuser-Busch InBev N.V.	13,477	1,172,260
		1,261,974

Building Products—0.0%*
Assa Abloy AB	2,809	105,701

Casinos & Gaming—0.0%*
Genting Bhd	46,699	141,179
Sands China Ltd.	21,323	95,468
		236,647

Commodity Chemicals—0.0%*
LG Chem Ltd.	352	110,018	(a)

Communications Equipment—0.2%
Telefonaktiebolaget LM Ericsson	141,986	1,433,729

Construction & Engineering—0.2%
China State Construction International Holdings Ltd.	183,265	223,705
Doosan Heavy Industries & Construction Company Ltd.	1,099	46,761	(a)
JGC Corp.	45,993	1,436,026
		1,706,492

Construction & Farm Machinery & Heavy Trucks—0.1%
Iochpe-Maxion S.A.	4,280	57,171	(a)
Kubota Corp.	87,000	1,002,240
		1,059,411

Construction Materials—0.2%
HeidelbergCement AG	24,964	1,525,796

Distillers & Vintners—0.5%
Diageo PLC	115,728	3,372,944

Diversified Banks—0.0%*
China Merchants Bank Company Ltd.	79,347	178,191
Mitsubishi UFJ Financial Group Inc.	25,500	138,255
		316,446

Diversified Capital Markets—0.2%
Deutsche Bank AG	34,422	1,512,610

Diversified Financial Services—1.9%
African Bank Investments Ltd.	16,547	63,094
Banco Santander Chile ADR	3,467	98,775
Bank of China Ltd.	330,085	150,354
Bank Rakyat Indonesia Persero Tbk PT	126,792	91,956
BNP Paribas S.A.	27,728	1,576,702
Chinatrust Financial Holding Company Ltd.	190,773	113,431
Credicorp Ltd.	1,097	160,776
Grupo Financiero Banorte SAB de C.V.	15,130	97,251
Grupo Financiero Santander Mexico SAB de C.V. ADR	5,870	94,977	(a)
HSBC Holdings PLC	325,369	3,450,089
ICICI Bank Ltd.	3,911	81,828
Industrial & Commercial Bank of China Ltd.	384,395	277,447
ING Groep N.V.	251,478	2,385,728	(a)
Lloyds Banking Group PLC	1,447,422	1,154,187	(a)
Malayan Banking Bhd	32,595	98,307
Metropolitan Bank & Trust	87,097	216,849
Sberbank of Russia ADR	14,890	186,677
Sberbank of Russia GDR	1,903	23,407	(a,p)
Shinhan Financial Group Company Ltd.	2,980	109,061	(a)

Standard Chartered PLC	87,731	2,271,925
Turkiye Halk Bankasi AS	19,739	194,498
United Overseas Bank Ltd.	102,162	1,675,938
		14,573,257

Diversified Metals & Mining—0.7%
Antofagasta PLC	8,775	192,428
BHP Billiton PLC	61,858	2,183,358
Rio Tinto PLC	42,784	2,497,018
		4,872,804

Diversified Real Estate Activities—0.3%
Daito Trust Construction Company Ltd.	8,500	804,915
Mitsubishi Estate Company Ltd.	29,000	695,645
Sumitomo Realty & Development Company Ltd.	11,000	367,173
Wharf Holdings Ltd.	74,141	591,371
		2,459,104

Diversified Support Services—0.3%
Aggreko PLC	40,054	1,143,823
Brambles Ltd.	176,607	1,400,030
		2,543,853

Drug Retail—0.0%*
Raia Drogasil S.A.	10,769	121,339

Electric Utilities—0.1%
Power Grid Corporation of India Ltd.	195,432	412,644

Electrical Components & Equipment—0.0%*
Zhuzhou CSR Times Electric Company Ltd.	45,965	174,452

Electronic Equipment & Instruments—0.2%
Hexagon AB	50,839	1,285,173

Electronic Manufacturing Services—0.0%*
Hon Hai Precision Industry Company Ltd.	66,026	204,371

Fertilizers & Agricultural Chemicals—0.6%
Potash Corporation of Saskatchewan Inc. ††	35,350	1,437,148
Potash Corporation of Saskatchewan Inc. ††	21,611	879,352
Sociedad Quimica y Minera de Chile S.A. ADR	3,902	224,911
Syngenta AG	5,183	2,092,260
Uralkali OJSC GDR	2,019	78,239
		4,711,910

Food Retail—0.1%
Magnit OJSC GDR	5,283	211,848
Shoprite Holdings Ltd.	13,101	317,560
Tesco PLC	91,512	504,427
		1,033,835

Healthcare Services—0.4%
Diagnosticos da America S.A.	7,430	47,864
Fresenius SE & Company KGaA	21,874	2,514,048
		2,561,912

Healthcare Supplies—0.3%
Cie Generale d’Optique Essilor International S.A.	17,082	1,720,819
Shandong Weigao Group Medical Polymer Company Ltd.	37,231	37,357
		1,758,176

Heavy Electrical Equipment—0.1%
ABB Ltd. ADR	35,693	742,057
Dongfang Electric Corporation Ltd.	55,161	113,542
		855,599

Highways & Railtracks—0.0%*
CCR S.A.	11,843	112,501

Household Appliances—0.0%*
Techtronic Industries Co.	68,681	131,632

Household Products—0.3%
Reckitt Benckiser Group PLC	12,666	804,553
Unicharm Corp.	27,700	1,442,248
		2,246,801

Human Resource & Employment Services—0.2%
Capita PLC	101,223	1,251,612

Industrial Conglomerates—0.1%
Siemens AG	7,288	796,011

Industrial Gases—0.4%
Linde AG	16,966	2,964,685

Industrial Machinery—0.8%
Alfa Laval AB	64,161	1,341,118
FANUC Corp.	10,700	1,994,643
Mitsubishi Heavy Industries Ltd.	137,000	664,003
SMC Corp.	4,300	782,650
Vallourec S.A.	20,853	1,093,331
		5,875,745

Integrated Oil & Gas—1.2%
BG Group PLC	80,022	1,335,614
Cenovus Energy Inc.	9,412	314,679
China Petroleum & Chemical Corp.	187,028	215,320
Eni S.p.A.	57,452	1,405,778
Gazprom OAO ADR	20,718	201,586
Lukoil OAO ADR	3,321	224,168
PetroChina Company Ltd.	131,448	188,945
Petroleo Brasileiro S.A. ADR	37,830	730,119
Royal Dutch Shell PLC	65,163	2,263,284
Suncor Energy Inc.	38,583	1,267,500
Total S.A.	9,368	486,872
		8,633,865

Internet Software & Services—0.6%
Baidu Inc. ADR	44,657	4,478,650	(a)

IT Consulting & Other Services—0.1%
Cap Gemini S.A.	13,973	610,287
HCL Technologies Ltd.	11,441	129,770
		740,057

Life & Health Insurance—0.8%
AIA Group Ltd.	772,710	3,064,827
Ping An Insurance Group Company of China Ltd.	1	9
Prudential PLC	141,164	2,015,338
Sony Financial Holdings Inc.	63,700	1,147,466
		6,227,640

Managed Healthcare—0.0%*
Odontoprev S.A.	13,308	69,741

Marine Ports & Services—0.0%*
Adani Ports and Special Economic Zone	42,648	105,826

Multi-Line Insurance—0.4%
AXA S.A.	69,800	1,251,841
Zurich Insurance Group AG	5,180	1,386,961
		2,638,802

Multi-Utilities—0.3%
National Grid PLC	199,873	2,293,909

Oil & Gas Equipment & Services—0.2%
Subsea 7 S.A.	44,986	1,079,660

Oil & Gas Exploration & Production—0.1%
Afren PLC	59,544	129,293	(a)
Canadian Natural Resources Ltd.	13,180	379,105
Kunlun Energy Company Ltd.	33,479	70,698
Pacific Rubiales Energy Corp.	3,383	78,519
		657,615

Packaged Foods & Meats—0.6%
Nestle S.A.	46,047	3,001,967
Orion Corp.	220	225,659	(a)
Thai Union Frozen Products PCL	49,386	116,240
Unilever N.V.	34,092	1,302,950
Uni-President China Holdings Ltd.	73,741	78,923
		4,725,739

Paper Products—0.0%*
Nine Dragons Paper Holdings Ltd.	67,308	62,536

Personal Products—0.0%*
Hengan International Group Company Ltd.	9,280	84,571

Pharmaceuticals—1.2%
Aspen Pharmacare Holdings Ltd.	4,409	88,202
Astellas Pharma Inc.	26,800	1,207,340
Bayer AG	12,043	1,147,093
Novartis AG	37,107	2,342,378
Novartis AG ADR	40,027	2,533,709
Roche Holding AG	6,289	1,270,545
		8,589,267

Photographic Products—0.1%
Nikon Corp.	26,589	786,567

Property & Casualty Insurance—0.1%
Tokio Marine Holdings Inc.	27,500	767,636

Railroads—0.0%*
Globaltrans Investment PLC GDR††	2,950	48,705
Globaltrans Investment PLC GDR††	1,491	24,616	(p)
		73,321

Real Estate Development—0.0%*
China Overseas Land & Investment Ltd.	33,790	102,736

Real Estate Operating Companies—0.0%*
Iguatemi Empresa de Shopping Centers S.A.	10,606	141,103	(a)

Regional Banks—0.1%
The Bank of Yokohama Ltd.	183,787	856,218

Reinsurance—0.0%*
Korean Reinsurance Co.	5,900	63,576	(a)

Research & Consulting Services—0.2%
Experian PLC	47,064	759,017
Intertek Group PLC	11,456	582,303
		1,341,320

Semiconductors—1.0%
Samsung Electronics Company Ltd.	2,658	3,819,013
Taiwan Semiconductor Manufacturing Company Ltd.	1,034,876	3,461,462
Taiwan Semiconductor Manufacturing Company Ltd. ADR	8,913	152,947
		7,433,422

Thrifts & Mortgage Finance—0.0%*
Housing Development Finance Corp.	9,176	140,036
LIC Housing Finance Ltd.	19,260	102,992
		243,028

Tires & Rubber—0.3%
Bridgestone Corp.	77,100	2,010,978

Tobacco—0.0%*
ITC Ltd.	31,404	165,023

Trading Companies & Distributors—0.1%
Mitsui & Company Ltd.	66,300	995,716

Wireless Telecommunication Services—0.5%
America Movil SAB de C.V. ADR	7,405	171,352
MegaFon OAO GDR	6,455	153,629	(a,p)
Millicom International Cellular S.A.	239	20,738
MTN Group Ltd.	4,890	102,844
Softbank Corp.	41,799	1,534,577
Vodafone Group PLC	815,951	2,055,293
		4,038,433
Total Common Stock
(Cost $120,645,878)		139,531,855

Preferred Stock—0.4%

Automobile Manufacturers—0.3%
Volkswagen AG	10,275	2,354,818

Diversified Financial Services—0.0%*
Itau Unibanco Holding S.A.	15,871	258,819

Hypermarkets & Super Centers—0.0%*
Cia Brasileira de Distribuicao Grupo Pao de Acucar	2,109	93,218

Integrated Oil & Gas—0.0%*
Petroleo Brasileiro S.A.	12,711	121,181

Steel—0.1%
Vale S.A.	16,598	331,311

Total Preferred Stock
(Cost $2,552,211)		3,159,347

Total Foreign Equity
(Cost $123,198,089)		142,691,202

		Principal Amount	Fair Value
Bonds and Notes—28.5%
U.S. Treasuries—8.7%
U.S. Treasury Bonds
3.00%	05/15/42	$7,415,400	$7,554,439	(h)
3.13%	02/15/42	2,266,100	2,369,491
U.S. Treasury Notes
0.23%	07/31/14	5,909,700	5,899,772	(d,h)
0.24%	09/30/14 - 10/31/14	16,443,700	16,447,548	(d,h)
0.56%	02/28/17	14,262,400	14,449,594	(d,h)
0.66%	09/30/17	17,626,900	17,595,224	(d,h)
1.63%	08/15/22	1,082,800	1,075,695
			65,391,763

Agency Mortgage Backed—9.3%
Federal Home Loan Mortgage Corp.
2.38%	01/13/22	1,299,000	1,357,033
4.50%	06/01/33 - 02/01/35	15,132	16,278	(h)
5.00%	07/01/35 - 06/01/41	1,123,616	1,258,126	(h)
5.50%	05/01/20 - 04/01/39	354,247	392,821	(h)
6.00%	04/01/17 - 11/01/37	476,709	526,382	(h)
6.50%	06/01/29	3,167	3,708	(h)
7.00%	10/01/16 - 08/01/36	187,409	218,313	(h)
7.50%	12/01/30 - 09/01/33	3,786	4,551	(h)
8.00%	04/01/30 - 11/01/30	1,373	1,670	(h)
9.00%	04/01/16 - 06/01/21	574	639	(h)
5.50%	TBA	305,000	329,162	(c)

Federal National Mortgage Assoc.
2.72%	04/01/37	783	818	(i)
4.00%	05/01/19 - 12/01/41	2,926,887	3,141,341	(h)
4.50%	05/01/18 - 04/01/41	9,594,686	10,390,649	(h)
5.00%	07/01/20 - 06/01/41	1,860,577	2,090,916	(h)
5.50%	03/01/14 - 01/01/39	3,224,401	3,532,212	(h)
6.00%	07/01/14 - 08/01/35	1,468,085	1,643,337	(h)
6.50%	01/01/15 - 08/01/34	199,446	226,006	(h)
7.00%	10/01/16 - 12/01/33	60,382	69,665	(h)
7.50%	09/01/13 - 03/01/34	14,440	17,027	(h)
8.00%	07/01/15 - 11/01/33	6,378	7,737	(h)
8.50%	05/01/31	842	1,053	(h)
9.00%	12/01/17 - 12/01/22	2,075	2,382	(h)
3.00%	TBA	5,830,000	6,108,747	(c)
3.50%	TBA	3,505,000	3,735,190	(c)
4.00%	TBA	2,955,000	3,167,391	(c)
4.50%	TBA	6,266,000	6,755,250	(c)
5.00%	TBA	2,848,000	3,084,604	(c)
6.00%	TBA	4,350,000	4,751,016	(c)
6.50%	TBA	568,000	632,344	(c)
Government National Mortgage Assoc.
4.50%	08/15/33 - 03/20/41	2,221,225	2,446,329	(h)
5.00%	08/15/33	23,079	25,197	(h)
6.00%	04/15/30 - 09/15/36	93,200	105,512	(h)
6.50%	02/15/24 - 06/15/36	42,659	49,346	(h)
7.00%	04/15/28 - 10/15/36	24,154	28,464	(h)
8.00%	06/15/30	36	37	(h)
8.50%	10/15/17	7,016	7,542	(h)
9.00%	11/15/16 - 12/15/21	9,864	10,921	(h)
3.00%	TBA	1,865,000	1,982,437	(c)
3.50%	TBA	5,240,000	5,693,178	(c)
4.00%	TBA	3,435,000	3,753,557	(c)
5.00%	TBA	2,335,000	2,546,974	(c)
			70,115,862

Agency Collateralized Mortgage Obligations—0.2%
Collateralized Mortgage Obligation Trust
0.70%	11/01/18	241	231	(d,f,h)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	122,421	969	(g,h)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	1,386,956	101,173	(g,o)
4.50%	03/15/18	8,049	439	(g,h,o)
5.00%	10/15/18 - 02/15/38	64,972	4,073	(g,h,o)
5.50%	06/15/33	10,447	1,370	(g,h,o)
6.39%	08/15/25	623,475	80,424	(g,i)
7.50%	07/15/27	2,956	553	(g,h,o)
8.00%	04/15/20	94	100	(h)
Federal Home Loan Mortgage Corp. STRIPS
4.23%	08/01/27	263	225	(d,f,h)
8.00%	02/01/23 - 07/01/24	1,048	226	(g,h,o)
Federal National Mortgage Assoc. REMIC
1.21%	12/25/42	48,543	1,553	(g,h)
2.71%	12/25/22	371	343	(d,f,h)
4.50%	05/25/18	490	2	(g,h,o)
5.00%	08/25/17 - 09/25/40	992,094	114,922	(g,h,o)
5.79%	07/25/38	259,005	27,921	(g,i)
5.84%	11/25/40	1,205,024	221,749	(g,i)
6.29%	01/25/42	794,207	164,032	(g,i)

Federal National Mortgage Assoc. STRIPS
4.50%	08/01/35 - 01/01/36	183,921	20,916	(g,o)
5.00%	03/25/38 - 05/25/38	111,505	13,469	(g,o)
5.50%	12/01/33	19,446	2,494	(g,h,o)
6.00%	01/01/35	82,702	13,556	(g,o)
7.50%	11/01/23	6,999	1,479	(g,h,o)
8.00%	08/01/23 - 07/01/24	2,215	430	(g,h,o)
8.50%	03/01/17 - 07/25/22	701	108	(g,h,o)
9.00%	05/25/22	371	73	(g,h,o)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	1,554,590	166,997	(g,o)
5.00%	12/20/35 - 09/20/38	1,078,754	92,060	(g,o)
5.94%	05/20/40	758,630	122,149	(g,i)
5.96%	05/20/40	1,341,682	243,491	(g,i)
6.39%	12/20/39	1,358,618	222,495	(g,i)
			1,620,022

Asset Backed—0.2%
Hertz Vehicle Financing LLC
2.60%	02/25/15	600,000	611,522	(b,h)
4.26%	03/25/14	500,000	502,782	(b,h)
Popular ABS Mortgage Pass-Through Trust 2005-5
5.30%	11/25/35	150,000	97,075
			1,211,379

Corporate Notes—8.6%
ABB Finance USA Inc.
1.63%	05/08/17	231,000	234,005	(h)
AbbVie Inc.
1.20%	11/06/15	351,000	353,345	(b)
1.75%	11/06/17	234,000	236,545	(b)
2.00%	11/06/18	235,000	238,037	(b)
4.40%	11/06/42	117,000	124,387	(b)
AES Corp.
8.00%	10/15/17	157,000	181,335	(h)
AES Panama S.A.
6.35%	12/21/16	102,000	111,945	(b,h)
Aetna Inc.
1.50%	11/15/17	191,000	191,386
2.75%	11/15/22	234,000	232,073
Agilent Technologies Inc.
3.20%	10/01/22	112,000	113,318
5.50%	09/14/15	227,000	252,947
Altria Group Inc.
4.25%	08/09/42	174,000	168,744
Amazon.com Inc.
1.20%	11/29/17	234,000	232,714
2.50%	11/29/22	234,000	230,635
America Movil SAB de C.V.
2.38%	09/08/16	605,000	628,827	(h)
American Axle & Manufacturing Inc.
7.88%	03/01/17	217,000	224,595	(h)
American Express Centurion Bank
0.90%	11/13/15	250,000	249,816	(d)
American Express Credit Corp.
1.75%	06/12/15	160,000	163,351

American International Group Inc.
4.88%	06/01/22	352,000	401,851
Amgen Inc.
5.38%	05/15/43	215,000	253,491	(h)
5.65%	06/15/42	126,000	151,290	(h)
Amsted Industries Inc.
8.13%	03/15/18	96,000	102,720	(b,h)
Anadarko Petroleum Corp.
6.20%	03/15/40	116,000	143,084
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	234,000	235,465
5.38%	11/15/14	157,000	170,430	(h)
Archer-Daniels-Midland Co.
4.02%	04/16/43	151,000	144,409	(b)
Arizona Public Service Co.
6.25%	08/01/16	33,000	38,735	(h)
AstraZeneca PLC
4.00%	09/18/42	142,000	143,627
AT&T Inc.
0.65%	02/13/15	236,000	237,106	(d,h)
2.95%	05/15/16	211,000	223,390	(h)
4.35%	06/15/45	483,000	485,172	(b)
5.55%	08/15/41	249,000	298,831	(h)
Autodesk Inc.
1.95%	12/15/17	239,000	237,812
Banco del Estado de Chile
3.88%	02/08/22	150,000	159,199	(b)
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	200,000	207,000	(b)
Banco Mercantil del Norte S.A.
6.86%	10/13/21	100,000	107,750	(b)
Bank of America Corp.
5.42%	03/15/17	300,000	328,609
5.70%	01/24/22	349,000	419,690	(h)
5.75%	12/01/17	355,000	413,786	(h)
Barclays Bank PLC
2.25%	05/10/17	615,000	634,465	(b,h)
7.63%	11/21/22	235,000	234,706
Berkshire Hathaway Finance Corp.
1.60%	05/15/17	246,000	250,743	(h)
3.00%	05/15/22	282,000	293,801	(h)
Bombardier Inc.
5.75%	03/15/22	27,000	27,743	(b)
7.75%	03/15/20	294,000	333,690	(b,h)
BP Capital Markets PLC
1.38%	11/06/17	234,000	234,206
1.85%	05/05/17	172,000	175,831
2.25%	11/01/16	357,000	371,417	(h)
2.50%	11/06/22	234,000	231,855
Cargill Inc.
5.20%	01/22/13	218,000	218,563	(b,h)
6.00%	11/27/17	91,000	109,482	(b,h)
Case New Holland Inc.
7.88%	12/01/17	127,000	150,177	(h)
Caterpillar Financial Services Corp.
1.25%	11/06/17	164,000	163,877
Caterpillar Inc.
1.50%	06/26/17	281,000	284,593

Catholic Health Initiatives
1.60%	11/01/17	47,000	47,503
2.95%	11/01/22	187,000	188,748
4.35%	11/01/42	82,000	83,626
CCO Holdings LLC
8.13%	04/30/20	181,000	202,720
Central American Bank for Economic Integration
5.38%	09/24/14	170,000	181,320	(b)
CenturyLink Inc.
5.80%	03/15/22	58,000	61,313
7.65%	03/15/42	82,000	85,699
Cigna Corp.
2.75%	11/15/16	233,000	245,103
4.00%	02/15/22	97,000	106,036
5.38%	02/15/42	216,000	251,481
Cincinnati Bell Inc.
8.25%	10/15/17	19,000	20,473
Citigroup Inc.
4.45%	01/10/17	132,000	146,230	(h)
5.00%	09/15/14	412,000	433,460	(h)
5.88%	01/30/42	323,000	398,629	(h)
6.13%	08/25/36	264,000	287,728	(h)
CityCenter Holdings LLC
7.63%	01/15/16	127,000	135,890	(h)
CNA Financial Corp.
5.88%	08/15/20	206,000	243,040	(h)
CNPC HK Overseas Capital Ltd.
4.50%	04/28/21	200,000	223,716	(b,h)
Corp Andina de Fomento
4.38%	06/15/22	233,000	252,284
Corp Nacional del Cobre de Chile
3.88%	11/03/21	200,000	217,926	(b,h)
4.25%	07/17/42	139,000	141,495	(b,h)
5.63%	09/21/35	30,000	36,497	(b,h)
Covidien International Finance S.A.
1.35%	05/29/15	185,000	187,503	(h)
COX Communications Inc.
3.25%	12/15/22	88,000	90,751	(b)
4.70%	12/15/42	59,000	60,202	(b)
Credit Suisse AG
2.60%	05/27/16	253,000	266,968	(b)
Crown Castle Towers LLC
6.11%	01/15/40	49,000	59,020	(b,h)
CSX Corp.
4.10%	03/15/44	152,000	150,045
4.25%	06/01/21	230,000	258,575
CVS Caremark Corp.
3.25%	05/18/15	87,000	92,235
DaVita Healthcare Partners Inc.
5.75%	08/15/22	87,000	91,676
6.38%	11/01/18	212,000	227,370	(h)
DCP Midstream Operating LP
2.50%	12/01/17	234,000	232,753
DDR Corp. (REIT)
4.63%	07/15/22	164,000	178,982
Deere & Co.
3.90%	06/09/42	123,000	125,712

Denbury Resources Inc.
6.38%	08/15/21	190,000	209,000
8.25%	02/15/20	91,000	102,375	(h)
DENTSPLY International Inc.
2.75%	08/15/16	216,000	224,106	(h)
4.13%	08/15/21	240,000	254,987	(h)
Devon Energy Corp.
3.25%	05/15/22	351,000	366,336
Diageo Capital PLC
1.50%	05/11/17	328,000	332,638
Diageo Investment Corp.
2.88%	05/11/22	346,000	357,167
DIRECTV Holdings LLC
4.75%	10/01/14	279,000	297,894	(h)
5.15%	03/15/42	292,000	295,338
Dominion Resources Inc.
1.95%	08/15/16	168,000	172,650
DPL Inc.
7.25%	10/15/21	210,000	224,700
DR Horton Inc.
4.38%	09/15/22	327,000	333,540
Duke Energy Corp.
1.63%	08/15/17	232,000	232,606
3.05%	08/15/22	698,000	710,482
Eastman Chemical Co.
2.40%	06/01/17	598,000	617,879
eBay Inc.
1.35%	07/15/17	162,000	163,887
2.60%	07/15/22	116,000	117,188
4.00%	07/15/42	139,000	135,375
Ecopetrol S.A.
7.63%	07/23/19	88,000	113,740	(h)
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	42,000	47,145	(b,h)
Empresa Nacional del Petroleo
4.75%	12/06/21	100,000	107,162	(b,h)
Energy Transfer Equity LP
7.50%	10/15/20	159,000	183,645	(h)
Energy Transfer Partners LP
6.50%	02/01/42	217,000	265,681	(h)
6.70%	07/01/18	176,000	212,064	(h)
Enterprise Products Operating LLC
4.45%	02/15/43	116,000	117,451
European Investment Bank
0.41%	12/15/14	360,000	363,243	(d,h)
4.88%	01/17/17	535,000	621,028	(h)
Exelon Corp.
4.90%	06/15/15	334,000	363,568	(h)
Export Credit Bank of Turkey
5.38%	11/04/16	100,000	108,900	(b,h)
Express Scripts Holding Co.
2.65%	02/15/17	554,000	575,822	(b,h)
3.13%	05/15/16	361,000	380,599	(h)
3.90%	02/15/22	108,000	116,451	(b,h)
4.75%	11/15/21	120,000	136,179	(b,h)
Florida Power & Light Co.
4.13%	02/01/42	214,000	223,699

Ford Motor Credit Company LLC
3.00%	06/12/17	572,000	587,687	(h)
Forest Oil Corp.
7.25%	06/15/19	212,000	213,060
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	100,000	107,000	(b,h)
Frontier Communications Corp.
7.13%	03/15/19	219,000	238,163	(h)
Gazprom Neft OAO Via GPN Capital S.A.
4.38%	09/19/22	200,000	204,500	(b)
Georgia Power Co.
4.30%	03/15/42	123,000	129,012
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	100,000	108,500	(b,h,j)
Goldman Sachs Capital I
6.35%	02/15/34	124,000	128,710
Great Plains Energy Inc.
4.85%	06/01/21	251,000	276,535
Hanesbrands Inc.
6.38%	12/15/20	224,000	246,400	(h)
HCA Inc.
6.50%	02/15/20	375,000	421,875	(h)
Heineken N.V.
0.73%	10/01/15	164,000	164,307	(b,d)
1.40%	10/01/17	234,000	233,294	(b)
Hewlett-Packard Co.
2.60%	09/15/17	257,000	250,358
6.00%	09/15/41	70,000	69,293
Host Hotels & Resorts LP (REIT)
4.75%	03/01/23	108,000	114,480
6.00%	11/01/20	526,000	578,600	(h)
HSBC USA Inc.
1.63%	01/16/18	386,000	386,350
Hughes Satellite Systems Corp.
6.50%	06/15/19	216,000	238,140	(h)
Hyundai Capital America
1.63%	10/02/15	233,000	234,400	(b)
2.13%	10/02/17	118,000	118,845	(b)
Intel Corp.
1.35%	12/15/17	235,000	234,932
2.70%	12/15/22	235,000	234,671
4.25%	12/15/42	117,000	117,313
Invesco Finance PLC
3.13%	11/30/22	351,000	354,542
Jabil Circuit Inc.
4.70%	09/15/22	109,000	114,586
John Deere Capital Corp.
3.15%	10/15/21	195,000	205,629	(h)
JPMorgan Chase & Co.
3.25%	09/23/22	117,000	120,484
4.35%	08/15/21	233,000	260,549
4.50%	01/24/22	182,000	205,885	(h)
KFW
2.00%	10/04/22	582,000	583,247
4.50%	07/16/18	446,000	526,191	(h)
Kinder Morgan Energy Partners LP
5.00%	08/15/42	116,000	122,934

Kinross Gold Corp.
6.88%	09/01/41	157,000	159,775
Korea National Oil Corp.
2.88%	11/09/15	289,000	301,270	(b,h)
3.13%	04/03/17	244,000	255,981	(b,h)
Kraft Foods Group Inc.
1.63%	06/04/15	156,000	158,772	(b,h)
2.25%	06/05/17	246,000	254,442	(b,h)
5.00%	06/04/42	209,000	235,020	(b,h)
Levi Strauss & Co.
7.63%	05/15/20	177,000	192,930	(h)
Liberty Mutual Group Inc.
6.50%	05/01/42	118,000	132,754	(b,h)
Lincoln National Corp.
4.20%	03/15/22	85,000	91,192
Linn Energy LLC
6.25%	11/01/19	27,000	27,135	(b)
8.63%	04/15/20	175,000	190,750	(h)
LyondellBasell Industries N.V.
5.00%	04/15/19	300,000	331,500
Majapahit Holding BV
7.75%	10/17/16	100,000	118,250	(b,h)
McDonald’s Corp.
1.88%	05/29/19	246,000	250,313	(h)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	105,000	103,888
Merck & Company Inc.
2.40%	09/15/22	233,000	233,076
MidAmerican Energy Holdings Co.
6.13%	04/01/36	39,000	49,231	(h)
Morgan Stanley
4.75%	03/22/17	172,000	187,645
4.88%	11/01/22	350,000	362,388
5.50%	07/28/21	232,000	263,407	(h)
5.75%	01/25/21	118,000	134,760	(h)
6.63%	04/01/18	294,000	346,501
Murphy Oil Corp.
2.50%	12/01/17	352,000	354,171
3.70%	12/01/22	234,000	233,109
Mylan Inc.
7.88%	07/15/20	71,000	83,905	(b,h)
National Agricultural Cooperative Federation
4.25%	01/28/16	135,000	144,139	(b,h)
National JSC Naftogaz of Ukraine
9.50%	09/30/14	100,000	102,625
Newfield Exploration Co.
5.63%	07/01/24	206,000	222,480
5.75%	01/30/22	210,000	231,000	(h)
NewMarket Corp.
4.10%	12/15/22	129,000	131,259	(b)
News America Inc.
6.65%	11/15/37	131,000	169,277	(h)
Nexen Inc.
6.40%	05/15/37	233,000	301,223
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	456,000	475,097	(h)

Nisource Finance Corp.
3.85%	02/15/23	280,000	287,732	(h)
Novartis Capital Corp.
2.40%	09/21/22	280,000	280,755
NYSE Euronext
2.00%	10/05/17	351,000	356,819
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%	06/30/21	95,000	106,637	(b)
Oglethorpe Power Corp.
5.38%	11/01/40	121,000	141,677
Omnicom Group Inc.
3.63%	05/01/22	323,000	336,475	(h)
ONEOK Partners LP
3.38%	10/01/22	62,000	63,181
6.13%	02/01/41	141,000	169,047	(h)
Oracle Corp.
1.20%	10/15/17	583,000	584,730
Pacific Gas & Electric Co.
6.05%	03/01/34	200,000	257,681	(h)
PacifiCorp
6.25%	10/15/37	6,000	8,082
PAETEC Holding Corp.
8.88%	06/30/17	231,000	247,747	(h)
Peabody Energy Corp.
6.25%	11/15/21	126,000	133,875
PepsiCo Inc.
2.75%	03/05/22	330,000	339,013	(h)
Petrobras International Finance Co.
2.88%	02/06/15	96,000	98,505	(h)
3.50%	02/06/17	300,000	314,624	(h)
3.88%	01/27/16	103,000	108,665	(h)
Petroleos de Venezuela S.A.
4.90%	10/28/14	43,473	41,560
Petroleos Mexicanos
5.50%	06/27/44	47,000	51,700
6.50%	06/02/41	42,000	52,710
Philip Morris International Inc.
2.50%	05/16/16	251,000	264,000	(h)
3.88%	08/21/42	116,000	116,629
Plains Exploration & Production Co.
6.50%	11/15/20	128,000	141,760
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	100,000	139,250	(b)
Pride International Inc.
6.88%	08/15/20	238,000	301,001
Prudential Financial Inc.
5.63%	05/12/41	122,000	139,070
5.63%	06/15/43	244,000	252,857	(i)
Range Resources Corp.
5.75%	06/01/21	212,000	226,840	(h)
Reynolds American Inc.
3.25%	11/01/22	362,000	363,627
Roche Holdings Inc.
6.00%	03/01/19	259,000	322,401	(b,h)
Rowan Companies Inc.
5.40%	12/01/42	157,000	158,994
Royal Bank of Canada
1.20%	09/19/17	350,000	350,840

Royal Bank of Scotland Group PLC
6.40%	10/21/19	367,000	433,662
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.00%	06/03/21	400,000	415,252	(b,h)
Santander Holdings USA Inc.
3.00%	09/24/15	116,000	118,127
Schlumberger Investment S.A.
2.40%	08/01/22	349,000	346,015	(b)
Seagate HDD Cayman
7.00%	11/01/21	27,000	28,957
Simon Property Group LP (REIT)
2.75%	02/01/23	167,000	166,906
Sinochem Overseas Capital Company Ltd.
4.50%	11/12/20	100,000	107,555	(b,h)
Sinopec Group Overseas Development 2012 Ltd.
2.75%	05/17/17	246,000	255,087	(b,h)
Smurfit Kappa Acquisitions
4.88%	09/15/18	200,000	204,000	(b)
Takeda Pharmaceutical Company Ltd.
1.63%	03/17/17	463,000	469,690	(b,h)
Teva Pharmaceutical Finance Co. BV
2.95%	12/18/22	386,000	390,461
Textron Inc.
6.20%	03/15/15	212,000	232,358	(h)
The ADT Corp.
2.25%	07/15/17	116,000	115,079	(b)
3.50%	07/15/22	141,000	137,135	(b)
4.88%	07/15/42	64,000	60,747	(b)
The Coca-Cola Co.
3.30%	09/01/21	76,000	83,782	(h)
The Dow Chemical Co.
3.00%	11/15/22	117,000	116,740
4.38%	11/15/42	117,000	116,241
The Goldman Sachs Group Inc.
5.75%	01/24/22	428,000	505,987	(h)
6.75%	10/01/37	236,000	267,465
The Korea Development Bank
3.25%	03/09/16	348,000	364,464	(h)
The Potomac Edison Co.
5.35%	11/15/14	15,000	16,189	(h)
The Sherwin-Williams Co.
1.35%	12/15/17	117,000	116,743
4.00%	12/15/42	117,000	116,915
The Williams Companies Inc.
3.70%	01/15/23	386,000	389,340
Time Warner Cable Inc.
6.75%	07/01/18	264,000	329,784	(h)
Total Capital International S.A.
1.55%	06/28/17	583,000	591,988	(h)
2.70%	01/25/23	349,000	355,536
Toyota Motor Credit Corp.
1.25%	10/05/17	234,000	235,664
1.75%	05/22/17	311,000	318,474	(h)
TransAlta Corp.
4.50%	11/15/22	234,000	237,227
Transocean Inc.
3.80%	10/15/22	116,000	118,892

Turlock Corp.
1.50%	11/02/17	352,000	352,719	(b)
2.75%	11/02/22	515,000	513,411	(b)
U.S. Bancorp
3.44%	02/01/16	411,000	432,807
United Parcel Service Inc.
2.45%	10/01/22	233,000	233,076
United Technologies Corp.
1.80%	06/01/17	123,000	126,611
4.50%	06/01/42	184,000	204,454
UnitedHealth Group Inc.
0.73%	10/15/15	117,000	117,383	(d)
1.40%	10/15/17	117,000	117,183
Vail Resorts Inc.
6.50%	05/01/19	333,000	358,391
Verizon Communications Inc.
2.00%	11/01/16	602,000	623,031	(h)
2.45%	11/01/22	117,000	117,039
3.85%	11/01/42	117,000	115,077
Viacom Inc.
2.50%	12/15/16	317,000	330,527	(h)
Visteon Corp.
6.75%	04/15/19	205,000	218,325
Vodafone Group PLC
2.50%	09/26/22	233,000	232,077
Watson Pharmaceuticals Inc.
3.25%	10/01/22	350,000	357,297
Weatherford International Inc.
6.35%	06/15/17	129,000	147,649
Weatherford International Ltd.
4.50%	04/15/22	195,000	206,946
5.95%	04/15/42	184,000	199,704
WellPoint Inc.
1.88%	01/15/18	161,000	162,999
3.30%	01/15/23	356,000	365,258
3.70%	08/15/21	64,000	67,313
Woodside Finance Ltd.
4.50%	11/10/14	354,000	374,432	(b,h)
WPP Finance 2010
3.63%	09/07/22	116,000	115,381
5.13%	09/07/42	117,000	114,391
Xstrata Finance Canada Ltd.
2.45%	10/25/17	466,000	470,517	(b)
4.00%	10/25/22	210,000	212,270	(b)
5.80%	11/15/16	175,935	198,615	(b,h)
			64,449,401

Non-Agency Collateralized Mortgage Obligations—0.9%
Banc of America Commercial Mortgage Trust 2006-4
5.63%	07/10/46	50,000	57,202
5.68%	07/10/46	120,000	135,690
Banc of America Commercial Mortgage Trust 2007-4
5.73%	02/10/51	140,000	165,278
Banc of America Commercial Mortgage Trust 2008-1
6.21%	02/10/51	640,000	775,981
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.19%	09/10/47	240,000	267,373

Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	240,000	259,190	(h)
5.57%	04/12/38	230,000	254,645	(h)
Citigroup Commercial Mortgage Trust
5.48%	10/15/49	120,000	114,213	(h)
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	130,000	142,240	(h)
Credit Suisse First Boston Mortgage Securities Corp.
5.31%	10/25/35	24,907	481
CSMC Mortgage-Backed Trust Series 2006-1
5.51%	02/25/36	8,269	25
GS Mortgage Securities Corp. II
3.00%	08/10/44	240,000	256,413	(h)
3.55%	04/10/34	150,000	162,034	(b,h)
5.31%	08/10/44	120,000	139,315	(b)
JP Morgan Chase Commercial Mortgage Securities Corp.
1.96%	12/15/47	1,110,000	135,625	(i)
4.27%	06/15/45	230,000	255,015
4.43%	12/15/47	140,000	135,419	(b,i)
5.04%	03/15/46	145,000	156,784
5.34%	08/12/37	204,000	223,098
5.44%	05/15/45 - 06/12/47	360,000	412,417
5.79%	02/12/51	685,000	816,097	(h)
LB-UBS Commercial Mortgage Trust
4.95%	09/15/30	130,000	142,008	(h)
5.16%	02/15/31	210,000	234,450	(h)
5.87%	06/15/38	120,000	138,564
16.25%	12/15/39	207,048	2,335	(b,d,h)
Merrill Lynch
5.49%	07/12/46	120,000	108,994
Morgan Stanley Capital I Trust 2006-IQ11
5.70%	10/15/42	110,000	98,387
Morgan Stanley Capital I Trust 2006-TOP21
5.16%	10/12/52	80,000	88,875
Morgan Stanley Capital I Trust 2006-TOP23
5.82%	08/12/41	415,000	480,481	(h)
Morgan Stanley Capital I Trust 2008-TOP29
6.27%	01/11/43	110,000	131,010	(h)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	120,000	138,394	(b)
UBS-Barclays Commercial Mortgage Trust
4.89%	05/10/63	120,000	107,937	(b,i)
Wachovia Bank Commercial Mortgage Trust
5.47%	01/15/45	170,000	187,631	(h)
Wells Fargo Commercial Mortgage Trust
4.69%	10/15/45	60,000	63,835
Wells Fargo Mortgage Backed Securities Trust
5.50%	03/25/36	89,556	1,455
			6,788,891

Sovereign Bonds—0.4%
Gabonese Republic
8.20%	12/12/17	100,000	121,250
Government of Chile
3.63%	10/30/42	593,000	585,587
Government of Croatia
6.38%	03/24/21	200,000	227,500	(b)

Government of Dominican Republic
7.50%	05/06/21	100,000	116,150	(b)
Government of El Salvador
7.65%	06/15/35	70,000	79,975	(b,h)
Government of Hungary
4.75%	02/03/15	32,000	32,960
6.25%	01/29/20	123,000	135,761
7.63%	03/29/41	68,000	78,540	(h)
Government of Lebanon
4.00%	12/31/17	13,000	12,870
5.15%	11/12/18	43,000	43,000
6.10%	10/04/22	43,000	43,430
Government of Mexico
4.75%	03/08/44	178,000	201,140	(h)
5.75%	10/12/49	44,000	52,910
Government of Panama
6.70%	01/26/36	15,000	21,300
Government of Peru
6.55%	03/14/37	47,000	67,915	(h)
7.35%	07/21/25	100,000	144,900	(h)
Government of Philippines
4.00%	01/15/21	100,000	112,250
6.38%	01/15/32	100,000	137,000
Government of Poland
3.00%	03/17/23	39,000	38,903
5.00%	03/23/22	125,000	147,625
5.13%	04/21/21	46,000	54,556
6.38%	07/15/19	16,000	19,948
Government of Romania
6.75%	02/07/22	88,000	106,920	(b)
Government of South Africa
6.25%	03/08/41	100,000	132,500	(h)
Government of Turkey
5.13%	03/25/22	200,000	230,000	(h)
6.88%	03/17/36	42,000	56,700	(h)
Government of Uruguay
6.88%	09/28/25	91,473	127,605
Government of Venezuela
10.75%	09/19/13	129,000	132,547	(h)
Government of Vietnam
1.50%	03/12/16	12,478	11,462	(i)
Russian Foreign Bond—Eurobond
7.50%	03/31/30	32,624	41,903	(j)
			3,315,107

Municipal Bonds and Notes—0.2%
American Municipal Power Inc.
6.27%	02/15/50	95,000	113,583	(h)
Municipal Electric Authority of Georgia
6.64%	04/01/57	113,000	134,980	(h)
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	65,000	74,704	(h)
Port Authority of New York & New Jersey
4.46%	10/01/62	375,000	370,140
South Carolina State Public Service Authority
6.45%	01/01/50	120,000	161,520	(h)
State of California
5.70%	11/01/21	175,000	208,519	(h)
			1,063,446

FNMA—0.0%*
Lehman TBA
5.50%	TBA	98,642	—	** (c,m,p)
Total Bonds and Notes
(Cost $209,876,556)			213,955,871

		Number of Shares
Exchange Traded Funds—3.9%
Financial Select Sector SPDR Fund		43,028	705,659	(n)
Industrial Select Sector SPDR Fund		68,894	2,611,083	(n)
Vanguard MSCI Emerging Markets ETF		422,387	18,808,893
Vanguard REIT ETF		107,178	7,052,312
Total Exchange Traded Funds
(Cost $26,782,784)			29,177,947
Total Investments in Securities
(Cost $606,855,098)			664,582,625

Short-Term Investments—17.0%
GE Institutional Money Market Fund—Investment Class
0.06%
(Cost $127,565,989)			127,565,989	(d,k)
Total Investments
(Cost $734,421,087)			792,148,614
Liabilities in Excess of Other Assets, net—(5.5)%			(41,043,200)

NET ASSETS—100.0%			$751,105,414

Other Information:

The Fund had the following long future contracts open at December 31, 2012 (Unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation / (Depreciation)
EURO Stoxx 50 Index Futures	March 2013	12	$413,714	$(1,635)
FTSE 100 Index Futures	March 2013	10	950,593	(4,084)
S&P 500 Emini Index Futures	March 2013	72	5,112,360	29,852
S&P Midcap 400 Emini Index Futures	March 2013	255	25,961,550	434,935
Topix Index Futures	March 2013	7	697,450	56,305
2 Yr. U.S. Treasury Notes Futures	March 2013	22	4,850,313	1,440
5 Yr. U.S. Treasury Notes Futures	March 2013	153	19,035,352	(28,811)
30 Yr. U.S. Treasury Bond Futures	March 2013	95	14,012,500	(188,050)

				$299,951

The Fund had the following short future contracts open at December 31, 2012 (Unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Ultra Long-Term U.S. Treasury Bond Futures	March 2013	67	$(10,893,781)	$212,910
10 Yr. U.S. Treasury Notes Futures	March 2013	140	(18,589,375)	94,131

				$307,040

				$606,991

At December 31, 2012, the Fund had the following foreign currency forward exchange contracts (Unaudited):

Description	Unrealized Depreciation
Sold 11,900,000 EURO; Purchased $15,660,579 for settlement on 01/22/2013	$(30,928)
Sold 5,200,000 FTSE; Purchased $8,441,836 for settlement on 01/22/2013	(10,336)

$(41,264)

The Fund was invested in the following countries at December 31, 2012 (Unaudited):

Country	Percentage (based on Fair Value)
United States	79.23%
United Kingdom	4.27%
Japan	2.89%
Germany	2.17%
Switzerland	1.89%
France	1.51%
China	0.91%
Canada	0.84%
South Korea	0.76%
Sweden	0.53%
Netherlands	0.52%
Taiwan	0.50%
Hong Kong	0.49%
Australia	0.38%
Brazil	0.38%
Italy	0.38%
Ireland	0.23%
Russian Federation	0.22%
Singapore	0.21%
Chile	0.20%
Mexico	0.18%
Supranational	0.18%
Belgium	0.15%
India	0.14%
Norway	0.14%
South Africa	0.09%
Turkey	0.09%
Philippines	0.08%
Indonesia	0.05%
Curacao	0.05%

Peru	0.05%
Poland	0.03%
Hungary	0.03%
Malaysia	0.03%
Croatia	0.03%
Venezuela	0.02%
Colombia	0.02%
Panama	0.02%
Uruguay	0.02%
Gabon	0.02%
Thailand	0.01%
Dominican Republic	0.01%
Romania	0.01%
Ukraine	0.01%
Lebanon	0.01%
El Salvador	0.01%
Cyprus	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at December 31, 2012 (Unaudited):

Industry	Domestic	Foreign	Total
Exchange Traded Funds	3.68%	0.00%	3.68%
Diversified Financial Services	1.39%	1.87%	3.26%
Pharmaceuticals	1.90%	1.08%	2.98%
Integrated Oil & Gas	1.59%	1.11%	2.70%
Communications Equipment	2.00%	0.18%	2.18%
Internet Software & Services	0.99%	0.57%	1.56%
Semiconductors	0.55%	0.94%	1.49%
Computer Hardware	1.45%	0.00%	1.45%
Systems Software	1.43%	0.00%	1.43%
Industrial Machinery	0.55%	0.74%	1.29%
Soft Drinks	1.25%	0.00%	1.25%
Data Processing & Outsourced Services	1.23%	0.00%	1.23%
Asset Management & Custody Banks	1.20%	0.00%	1.20%
Healthcare Equipment	1.17%	0.00%	1.17%
Oil & Gas Equipment & Services	1.00%	0.14%	1.14%
Cable & Satellite	1.11%	0.00%	1.11%
Biotechnology	0.95%	0.16%	1.11%
Packaged Foods & Meats	0.43%	0.60%	1.03%
Life & Health Insurance	0.22%	0.79%	1.01%
Fertilizers & Agricultural Chemicals	0.40%	0.59%	0.99%
Automobile Manufacturers	0.15%	0.77%	0.92%
Aerospace & Defense	0.58%	0.34%	0.92%
Healthcare Services	0.53%	0.32%	0.85%
Home Improvement Retail	0.82%	0.00%	0.82%
Air Freight & Logistics	0.76%	0.00%	0.76%
Oil & Gas Exploration & Production	0.60%	0.08%	0.68%
Multi-Line Insurance	0.32%	0.33%	0.65%
Household Products	0.36%	0.28%	0.64%
Diversified Metals & Mining	0.00%	0.62%	0.62%
Application Software	0.20%	0.40%	0.60%
Property & Casualty Insurance	0.50%	0.10%	0.60%
IT Consulting & Other Services	0.50%	0.09%	0.59%
Specialized REITs	0.57%	0.00%	0.57%

Industry	Domestic	Foreign	Total
Construction & Farm Machinery & Heavy Trucks	0.43%	0.13%	0.56%
Distillers & Vintners	0.12%	0.43%	0.55%
Specialized Finance	0.54%	0.00%	0.54%
Wireless Telecommunication Services	0.00%	0.51%	0.51%
Industrial Gases	0.13%	0.37%	0.50%
Apparel, Accessories & Luxury Goods	0.00%	0.50%	0.50%
Movies & Entertainment	0.48%	0.00%	0.48%
Broadcasting	0.46%	0.00%	0.46%
Multi-Utilities	0.16%	0.29%	0.45%
Advertising	0.24%	0.20%	0.44%
Integrated Telecommunication Services	0.44%	0.00%	0.44%
Consumer Finance	0.38%	0.00%	0.38%
Railroads	0.34%	0.01%	0.35%
Regional Banks	0.24%	0.11%	0.35%
Diversified Chemicals	0.34%	0.00%	0.34%
Healthcare Supplies	0.12%	0.22%	0.34%
Electric Utilities	0.28%	0.05%	0.33%
Diversified Support Services	0.00%	0.32%	0.32%
Tobacco	0.30%	0.02%	0.32%
Diversified Real Estate Activities	0.00%	0.31%	0.31%
Life Sciences Tools & Services	0.31%	0.00%	0.31%
Electrical Components & Equipment	0.27%	0.02%	0.29%
Research & Consulting Services	0.11%	0.17%	0.28%
Independent Power Producers & Energy Traders	0.26%	0.00%	0.26%
Investment Banking & Brokerage	0.26%	0.00%	0.26%
Restaurants	0.26%	0.00%	0.26%
Tires & Rubber	0.00%	0.25%	0.25%
Specialty Stores	0.25%	0.00%	0.25%
Healthcare Distributors	0.24%	0.00%	0.24%
Construction & Engineering	0.00%	0.22%	0.22%
Casinos & Gaming	0.18%	0.03%	0.21%
Construction Materials	0.00%	0.19%	0.19%
Diversified Capital Markets	0.00%	0.19%	0.19%
Agricultural Products	0.18%	0.00%	0.18%
Drug Retail	0.15%	0.02%	0.17%
Electronic Equipment & Instruments	0.00%	0.16%	0.16%
Internet Retail	0.16%	0.00%	0.16%
Brewers	0.00%	0.16%	0.16%
Human Resource & Employment Services	0.00%	0.16%	0.16%
Steel	0.11%	0.04%	0.15%
Retail REITs	0.14%	0.00%	0.14%
Food Retail	0.00%	0.13%	0.13%
Trading Companies & Distributors	0.00%	0.13%	0.13%
General Merchandise Stores	0.11%	0.00%	0.11%
Heavy Electrical Equipment	0.00%	0.11%	0.11%
Specialty Chemicals	0.10%	0.00%	0.10%
Industrial Conglomerates	0.00%	0.10%	0.10%
Photographic Products	0.00%	0.10%	0.10%
Department Stores	0.10%	0.00%	0.10%
Distributors	0.10%	0.01%	0.11%
Water Utilities	0.08%	0.00%	0.08%
Automotive Retail	0.06%	0.00%	0.06%
Diversified Banks	0.00%	0.04%	0.04%
Home Building	0.04%	0.00%	0.04%
Healthcare Facilities	0.03%	0.00%	0.03%
Thrifts & Mortgage Finance	0.00%	0.03%	0.03%
Electronic Manufacturing Services	0.00%	0.03%	0.03%

Industry	Domestic	Foreign	Total
Real Estate Operating Companies	0.00%	0.02%	0.02%
Household Appliances	0.00%	0.02%	0.02%
Highways & Railtracks	0.00%	0.01%	0.01%
Commodity Chemicals	0.00%	0.01%	0.01%
Marine Ports & Services	0.00%	0.01%	0.01%
Building Products	0.00%	0.01%	0.01%
Real Estate Development	0.00%	0.01%	0.01%
Hypermarkets & Super Centers	0.00%	0.01%	0.01%
Auto Parts & Equipment	0.00%	0.01%	0.01%
Personal Products	0.00%	0.01%	0.01%
Managed Healthcare	0.00%	0.01%	0.01%
Reinsurance	0.00%	0.01%	0.01%
Paper Products	0.00%	0.01%	0.01%

			56.89%

Sector	Percentage (based on Fair Value)
Agency Mortgage Backed	8.85%
U.S. Treasuries	8.25%
Corporate Notes	8.14%
Non-Agency Collateralized Mortgage Obligations	0.87%
Sovereign Bonds	0.42%
Agency Collateralized Mortgage Obligations	0.20%
Asset Backed	0.15%
Municipal Bonds and Notes	0.13%

27.01%

Short-Term Investments
Short-Term Investments	16.10%

16.10%

100.00%

GE Institutional Small-Cap Equity Fund

Schedule of Investments—December 31, 2012 (Unaudited)

Common Stock—94.6% †	Number of Shares	Fair Value
Advertising—1.0%
Arbitron Inc.	192,005	$8,962,793
ReachLocal Inc.	37,400	482,834	(a)
		9,445,627

Aerospace & Defense—1.1%
Esterline Technologies Corp.	69,012	4,389,853	(a)
Moog Inc.	19,265	790,443	(a)
Sypris Solutions Inc.	68,300	270,468
Teledyne Technologies Inc.	70,155	4,564,986	(a)
Triumph Group Inc.	14,503	947,046
		10,962,796

Agricultural Products—0.9%
Darling International Inc.	485,295	7,784,132	(a)
Fresh Del Monte Produce Inc.	37,766	995,134
		8,779,266

Air Freight & Logistics—0.5%
Hub Group Inc.	77,000	2,587,200	(a)
UTi Worldwide Inc.	151,000	2,023,400
		4,610,600

Alternative Carriers—0.0%*
Vonage Holdings Corp.	125,100	296,487	(a)

Aluminum—0.1%
Kaiser Aluminum Corp.	8,500	524,365

Apparel Retail—1.0%
Aeropostale Inc.	209,231	2,722,095	(a)
American Eagle Outfitters Inc.	101,550	2,082,791
ANN Inc.	13,000	439,920	(a)
Express Inc.	16,457	248,336	(a)
Genesco Inc.	3,657	201,135	(a)
The Buckle Inc.	94,680	4,226,515
		9,920,792

Apparel, Accessories & Luxury Goods—1.6%
Columbia Sportswear Co.	122,071	6,513,709
Iconix Brand Group Inc.	364,150	8,127,828	(a)
Maidenform Brands Inc.	37,189	724,814	(a)
		15,366,351

Application Software—4.2%
ACI Worldwide Inc.	97,800	4,272,882	(a)
Advent Software Inc.	76,500	1,635,570	(a)
Aspen Technology Inc.	18,600	514,104	(a)
Blackbaud Inc.	205,005	4,680,264

Bottomline Technologies Inc.	151,000	3,984,890	(a)
Fair Isaac Corp.	11,000	462,330
Mentor Graphics Corp.	31,700	539,534	(a)
Monotype Imaging Holdings Inc.	35,800	572,084
Netscout Systems Inc.	18,400	478,216	(a)
NICE Systems Ltd. ADR	99,500	3,331,260	(a)
Parametric Technology Corp.	284,035	6,393,628	(a)
PROS Holdings Inc.	102,500	1,874,725	(a)
QLIK Technologies Inc.	202,500	4,398,300	(a)
SolarWinds Inc.	9,800	514,010	(a)
Solera Holdings Inc.	29,828	1,594,903
SS&C Technologies Holdings Inc.	238,305	5,509,612	(a)
Tyler Technologies Inc.	11,700	566,748	(a)
		41,323,060

Asset Management & Custody Banks—1.4%
Affiliated Managers Group Inc.	52,575	6,842,636	(a)
Financial Engines Inc.	116,800	3,241,200	(a)
Virtus Investment Partners Inc.	3,900	471,666	(a)
Waddell & Reed Financial Inc.	102,500	3,569,050
		14,124,552

Auto Parts & Equipment—0.4%
Dana Holding Corp.	67,101	1,047,447
Drew Industries Inc.	35,222	1,135,909
Modine Manufacturing Co.	68,537	557,206	(a)
Stoneridge Inc.	56,574	289,659	(a)
Tenneco Inc.	13,350	468,718	(a)
		3,498,939

Automobile Manufacturers—0.6%
Thor Industries Inc.	155,700	5,827,851

Automotive Retail—0.1%
America’s Car-Mart Inc.	14,138	572,872	(a)

Biotechnology—1.1%
Acorda Therapeutics Inc.	18,500	459,910	(a)
Cubist Pharmaceuticals Inc.	93,612	3,937,321	(a)
Emergent Biosolutions Inc.	29,300	469,972	(a)
Genomic Health Inc.	62,500	1,703,750	(a)
Myriad Genetics Inc.	107,200	2,921,200	(a)
PDL BioPharma Inc.	44,836	316,094
Pharmacyclics Inc.	7,400	428,460	(a)
Repligen Corp.	79,800	501,942	(a)
Spectrum Pharmaceuticals Inc.	39,600	443,124
		11,181,773

Broadcasting—0.1%
Nexstar Broadcasting Group Inc.	41,800	442,662	(a)
Sinclair Broadcast Group Inc.	36,000	454,320
		896,982

Building Products—0.5%
AAON Inc.	24,340	507,976
AO Smith Corp.	7,400	466,718
Apogee Enterprises Inc.	27,612	661,860

Patrick Industries Inc.	34,700	539,932	(a)
PGT Inc.	137,600	619,200	(a)
Simpson Manufacturing Company Inc.	14,197	465,520
Trex Company Inc.	11,400	424,422	(a)
Universal Forest Products Inc.	34,354	1,306,826
		4,992,454

Casinos & Gaming—0.1%
WMS Industries Inc.	43,970	769,475	(a)

Catalog Retail—0.0%
HSN Inc.	8,600	473,688

Commercial Printing—0.1%
Consolidated Graphics Inc.	11,189	390,720	(a)
Deluxe Corp.	14,600	470,704
		861,424

Commodity Chemicals—0.6%
Koppers Holdings Inc.	165,925	6,330,039

Communications Equipment—0.5%
ADTRAN Inc.	58,077	1,134,824
Arris Group Inc.	102,455	1,530,678	(a)
NETGEAR Inc.	26,711	1,052,948	(a)
Plantronics Inc.	28,162	1,038,333
		4,756,783

Computer & Electronics Retail—0.1%
Conn’s Inc.	21,100	647,348	(a)

Computer Storage & Peripherals—0.1%
Datalink Corp.	70,872	605,956	(a)

Construction & Engineering—2.4%
Argan Inc.	23,400	421,200
Chicago Bridge & Iron Company N.V.	180,000	8,343,000
Dycom Industries Inc.	22,100	437,580	(a)
Granite Construction Inc.	21,947	737,858
MasTec Inc.	19,600	488,628	(a)
Quanta Services Inc.	175,895	4,800,175	(a)
URS Corp.	210,475	8,263,248
		23,491,689

Construction & Farm Machinery & Heavy Trucks—2.0%
Accuride Corp.	34,618	111,124	(a)
AGCO Corp.	169,200	8,311,104	(a)
Astec Industries Inc.	45,290	1,509,516
Greenbrier Companies Inc.	56,738	917,453	(a)
Trinity Industries Inc.	253,700	9,087,534
		19,936,731

Construction Materials—0.1%
Eagle Materials Inc.	9,900	579,150

Data Processing & Outsourced Services—2.4%
Broadridge Financial Solutions Inc.	300,025	6,864,572
Cardtronics Inc.	102,500	2,433,350	(a)
Global Cash Access Holdings Inc.	553,604	4,340,255	(a)
Heartland Payment Systems Inc.	14,900	439,550
Jack Henry & Associates Inc.	102,500	4,024,150
NeuStar Inc.	12,500	524,125	(a)
Syntel Inc.	7,900	423,361
TNS Inc.	25,197	522,334	(a)
WEX Inc.	51,500	3,881,555	(a)
		23,453,252

Distributors—1.0%
LKQ Corp.	455,500	9,611,050	(a)

Diversified Metals & Mining—0.3%
Compass Minerals International Inc.	40,865	3,053,024

Diversified REITs—0.2%
Cousins Properties Inc.	46,040	384,434
PS Business Parks Inc.	6,500	422,370
STAG Industrial Inc.	41,374	743,491
Washington Real Estate Investment Trust	22,194	580,373
		2,130,668

Diversified Support Services—0.6%
Healthcare Services Group Inc.	196,775	4,571,083
UniFirst Corp.	13,755	1,008,517
		5,579,600

Education Services—0.5%
Grand Canyon Education Inc.	20,600	483,482	(a)
K12 Inc.	102,500	2,095,100	(a)
Lincoln Educational Services Corp.	40,420	225,948
Strayer Education Inc.	31,500	1,769,355
		4,573,885

Electric Utilities—0.8%
ALLETE Inc.	23,337	956,350
IDACORP Inc.	142,143	6,161,899
Otter Tail Corp.	18,500	462,500
Westar Energy Inc.	27,918	799,013
		8,379,762

Electrical Components & Equipment—0.8%
Belden Inc.	11,700	526,383
Brady Corp.	76,000	2,538,400
Encore Wire Corp.	18,265	553,612
EnerSys Inc.	20,013	753,089	(a)
Generac Holdings Inc.	11,700	401,427
II-VI Inc.	43,840	800,957	(a)
LSI Industries Inc.	34,584	242,434
Polypore International Inc.	33,830	1,573,095	(a)
Regal-Beloit Corp.	12,043	848,670
		8,238,067

Electronic Components—0.0%*
Littelfuse Inc.	7,173	442,646

Electronic Equipment & Instruments—0.8%
Badger Meter Inc.	10,300	488,323
FARO Technologies Inc.	51,500	1,837,520	(a)
MTS Systems Corp.	16,798	855,522
National Instruments Corp.	164,000	4,232,840
		7,414,205

Electronic Manufacturing Services—0.6%
Measurement Specialties Inc.	113,590	3,902,952	(a)
Methode Electronics Inc.	75,765	759,923
Multi-Fineline Electronix Inc.	50,849	1,027,658	(a)
Plexus Corp.	26,588	685,970	(a)
		6,376,503

Environmental & Facilities Services—0.3%
ABM Industries Inc.	125,500	2,503,725
Tetra Tech Inc.	27,909	738,193	(a)
		3,241,918

Fertilizers & Agricultural Chemicals—0.0%*
American Vanguard Corp.	15,400	478,478

Food Distributors—0.1%
Spartan Stores Inc.	61,545	945,331

Food Retail—1.1%
Harris Teeter Supermarkets Inc.	140,000	5,398,400
Safeway Inc.	278,475	5,037,613
		10,436,013

Footwear—1.0%
Deckers Outdoor Corp.	87,915	3,540,337	(a)
Wolverine World Wide Inc.	146,393	5,999,185
		9,539,522

Gas Utilities—0.1%
South Jersey Industries Inc.	20,928	1,053,306

Healthcare Distributors—0.7%
Owens & Minor Inc.	236,666	6,747,347

Healthcare Equipment—3.8%
Abaxis Inc.	11,000	408,100
Analogic Corp.	8,000	594,400
Cantel Medical Corp.	9,166	272,505
Cyberonics Inc.	9,300	488,529	(a)
Cynosure Inc.	16,400	395,404	(a)
Exactech Inc.	14,962	253,606	(a)
Hill-Rom Holdings Inc.	193,434	5,512,869
Integra LifeSciences Holdings Corp.	150,900	5,880,573	(a)
Masimo Corp.	198,500	4,170,485
Natus Medical Inc.	22,815	255,072	(a)
NuVasive Inc.	176,500	2,728,690	(a)
Orthofix International N.V.	11,200	440,496	(a)
STERIS Corp.	141,500	4,914,295
Teleflex Inc.	68,500	4,884,735
Thoratec Corp.	85,035	3,190,513	(a)
Volcano Corp.	101,000	2,384,610	(a)
		36,774,882

Healthcare Facilities—0.4%
The Ensign Group Inc.	17,873	485,967
VCA Antech Inc.	151,000	3,178,550	(a)
		3,664,517

Healthcare Services—2.1%
Bio-Reference Labs Inc.	297,390	8,532,119	(a)
HMS Holdings Corp.	190,200	4,929,984	(a)
MEDNAX Inc.	90,360	7,185,427	(a)
Team Health Holdings Inc.	15,800	454,566	(a)
		21,102,096

Healthcare Supplies—0.7%
Haemonetics Corp.	12,400	506,416	(a)
Merit Medical Systems Inc.	32,338	449,498	(a)
RTI Biologics Inc.	106,100	453,047	(a)
West Pharmaceutical Services Inc.	109,400	5,989,650
		7,398,611

Healthcare Technology—0.8%
Computer Programs & Systems Inc.	38,565	1,941,362
Medidata Solutions Inc.	51,000	1,998,690	(a)
Omnicell Inc.	30,000	446,100	(a)
Quality Systems Inc.	151,000	2,621,360
Vocera Communications Inc.	17,900	449,290	(a)
		7,456,802

Heavy Electrical Equipment—0.1%
AZZ Inc.	13,400	514,962

Home Building—0.1%
Meritage Homes Corp.	12,200	455,670	(a)
The Ryland Group Inc.	13,700	500,050
		955,720

Home Furnishing Retail—0.5%
Aaron’s Inc.	184,029	5,204,340

Home Furnishings—0.0%*
Hooker Furniture Corp.	18,666	271,217

Home Improvement Retail—0.0%*
Lumber Liquidators Holdings Inc.	8,000	422,640	(a)

Housewares & Specialties—0.9%
Jarden Corp.	141,905	7,336,488
Tupperware Brands Corp.	16,500	1,057,650
		8,394,138

Human Resource & Employment Services—0.1%
GP Strategies Corp.	27,000	557,550	(a)

Industrial Conglomerates—0.4%
Raven Industries Inc.	164,000	4,323,040

Industrial Machinery—7.6%
Actuant Corp.	139,848	3,903,158
Altra Holdings Inc.	15,456	340,805
CLARCOR Inc.	117,098	5,594,942
Columbus McKinnon Corp.	35,068	579,323	(a)
EnPro Industries Inc.	126,500	5,173,850	(a)
ESCO Technologies Inc.	61,005	2,282,197
Harsco Corp.	56,620	1,330,570
IDEX Corp.	233,100	10,846,143
Kaydon Corp.	77,000	1,842,610
LB Foster Co.	9,955	432,445
Middleby Corp.	39,900	5,115,579	(a)
Mueller Industries Inc.	74,795	3,741,994
Nordson Corp.	73,850	4,661,412
Proto Labs Inc.	78,300	3,086,586	(a)
RBC Bearings Inc.	13,500	675,945	(a)
Robbins & Myers Inc.	88,500	5,261,325
Timken Co.	132,550	6,339,866
Trimas Corp.	216,500	6,053,340	(a)
Valmont Industries Inc.	5,395	736,687
Woodward Inc.	162,975	6,214,237
		74,213,014

Internet Retail—0.1%
Blue Nile Inc.	11,900	458,150	(a)
Overstock.com Inc.	44,600	638,226	(a)
		1,096,376

Internet Software & Services—1.3%
Blucora Inc.	26,000	408,460	(a)
comScore Inc.	101,000	1,391,780	(a)
CoStar Group Inc.	20,000	1,787,400	(a)
Demand Media Inc.	46,662	433,490	(a)
Guidewire Software Inc.	84,300	2,505,396	(a)
IntraLinks Holdings Inc.	96,800	597,256	(a)
LogMeIn Inc.	102,000	2,285,820	(a)
Monster Worldwide Inc.	42,600	239,412	(a)
NIC Inc.	100,085	1,635,389
The Active Network Inc.	169,165	830,600	(a)
XO Group Inc.	43,800	407,340	(a)
		12,522,343

Investment Banking & Brokerage—1.0%
BGC Partners Inc.	75,961	262,825
Duff & Phelps Corp.	31,500	492,030
Evercore Partners Inc.	16,300	492,097
Piper Jaffray Co.	32,883	1,056,531	(a)
Raymond James Financial Inc.	180,075	6,938,290
Stifel Financial Corp.	22,242	711,077	(a)
		9,952,850

IT Consulting & Other Services—0.3%
MAXIMUS Inc.	8,200	518,404
Sapient Corp.	202,000	2,133,120	(a)
Unisys Corp.	20,600	356,380	(a)
		3,007,904

Leisure Facilities—0.0%*
Six Flags Entertainment Corp.	8,000	489,600

Leisure Products—0.6%
Arctic Cat Inc.	10,500	350,595	(a)
Brunswick Corp.	24,217	704,473
LeapFrog Enterprises Inc.	75,237	649,295	(a)
Polaris Industries Inc.	49,425	4,159,114
Smith & Wesson Holding Corp.	46,100	389,084	(a)
		6,252,561

Life & Health Insurance—0.2%
American Equity Investment Life Holding Co.	84,460	1,031,257
StanCorp Financial Group Inc.	20,834	763,983
		1,795,240

Life Sciences Tools & Services—2.2%
Bio-Rad Laboratories Inc.	51,500	5,410,075	(a)
Bruker Corp.	370,775	5,661,734	(a)
Cambrex Corp.	44,700	508,686	(a)
Charles River Laboratories International Inc.	13,600	509,592	(a)
ICON PLC ADR	153,420	4,258,939	(a)
Luminex Corp.	151,000	2,530,760	(a)
PAREXEL International Corp.	14,600	432,014	(a)
Techne Corp.	40,000	2,733,600
		22,045,400

Managed Healthcare—1.4%
Centene Corp.	200,725	8,229,725	(a)
Magellan Health Services Inc.	18,458	904,442	(a)
Molina Healthcare Inc.	179,125	4,847,123	(a)
		13,981,290

Metal & Glass Containers—0.9%
AEP Industries Inc.	17,298	1,024,561	(a)
Aptargroup Inc.	79,000	3,769,880
Silgan Holdings Inc.	102,500	4,262,975
		9,057,416

Movies & Entertainment—0.1%
Cinemark Holdings Inc.	20,000	519,600

Multi-Line Insurance—0.7%
HCC Insurance Holdings Inc.	171,815	6,393,236
Horace Mann Educators Corp.	40,760	813,570
		7,206,806

Multi-Utilities—0.1%
Avista Corp.	29,831	719,225
Black Hills Corp.	22,671	823,864
		1,543,089

Office Electronics—0.5%
Zebra Technologies Corp.	115,120	4,521,914	(a)

Office REITs—1.4%
BioMed Realty Trust Inc.	362,255	7,002,389
Coresite Realty Corp.	141,209	3,905,841
Digital Realty Trust Inc.	19,630	1,332,681
Highwoods Properties Inc.	14,000	468,300
Lexington Realty Trust	60,395	631,128
		13,340,339

Office Services & Supplies—0.3%
Herman Miller Inc.	103,555	2,218,148
Knoll Inc.	23,485	360,730
		2,578,878

Oil & Gas Drilling—0.4%
Pioneer Energy Services Corp.	543,180	3,943,487	(a)

Oil & Gas Equipment & Services—2.9%
Basic Energy Services Inc.	24,600	280,686	(a)
Cal Dive International Inc.	104,038	179,986	(a)
CARBO Ceramics Inc.	79,650	6,239,781
Dawson Geophysical Co.	11,870	313,131	(a)
Dril-Quip Inc.	38,600	2,819,730	(a)
Hornbeck Offshore Services Inc.	23,667	812,725	(a)
Key Energy Services Inc.	253,500	1,761,825	(a)
Lufkin Industries Inc.	101,000	5,871,130
Mitcham Industries Inc.	29,236	398,487	(a)
Natural Gas Services Group Inc.	18,542	304,460	(a)
Oil States International Inc.	65,500	4,685,870	(a)
Superior Energy Services Inc.	125,500	2,600,360	(a)
TETRA Technologies Inc.	250,500	1,901,295	(a)
		28,169,466

Oil & Gas Exploration & Production—3.3%
Approach Resources Inc.	177,000	4,426,770	(a)
Berry Petroleum Co.	26,252	880,755
Bill Barrett Corp.	49,543	881,370	(a)
Bonanza Creek Energy Inc.	18,100	502,999	(a)
Carrizo Oil & Gas Inc.	10,685	223,530	(a)
Gulfport Energy Corp.	72,285	2,762,733	(a)
Kodiak Oil & Gas Corp.	25,181	222,852	(a)
Newfield Exploration Co.	225,410	6,036,480	(a)
Northern Oil and Gas Inc.	176,500	2,968,730	(a)
Oasis Petroleum Inc.	108,500	3,450,300	(a)
PDC Energy Inc.	38,000	1,261,980	(a)
Resolute Energy Corp.	327,500	2,662,575	(a)
Rosetta Resources Inc.	9,300	421,848	(a)
SM Energy Co.	89,145	4,654,260
Stone Energy Corp.	18,800	385,776	(a)
W&T Offshore Inc.	25,000	400,750
		32,143,708

Oil & Gas Refining & Marketing—0.3%
Alon USA Energy Inc.	40,400	730,836
Renewable Energy Group Inc.	83,100	486,966	(a)
Western Refining Inc.	52,423	1,477,804
		2,695,606

Packaged Foods & Meats—3.6%
Flowers Foods Inc.	303,000	7,050,810
Lancaster Colony Corp.	68,800	4,760,272
Sanderson Farms Inc.	130,256	6,193,673
Smithfield Foods Inc.	360,685	7,779,976	(a)
Snyders-Lance Inc.	176,500	4,255,415
TreeHouse Foods Inc.	99,500	5,186,935	(a)
		35,227,081

Paper Packaging—0.9%
Packaging Corporation of America	234,610	9,025,447

Paper Products—0.1%
Buckeye Technologies Inc.	21,901	628,778
Schweitzer-Mauduit International Inc.	12,300	480,069
		1,108,847

Personal Products—0.2%
Medifast Inc.	16,300	430,157	(a)
Prestige Brands Holdings Inc.	21,800	436,654	(a)
Revlon Inc.	19,900	288,550	(a)
USANA Health Sciences Inc.	13,700	451,141	(a)
		1,606,502

Pharmaceuticals—0.3%
Auxilium Pharmaceuticals Inc.	20,600	381,718	(a)
Jazz Pharmaceuticals Plc	9,400	500,080	(a)
Pozen Inc.	71,200	356,712	(a)
Questcor Pharmaceuticals Inc.	10,100	269,872
Santarus Inc.	57,700	633,546	(a)
Sciclone Pharmaceuticals Inc.	104,300	449,533	(a)
		2,591,461

Precious Metals & Minerals—0.0%*
Coeur d’Alene Mines Corp.	15,500	381,300	(a)

Property & Casualty Insurance—2.4%
Allied World Assurance Company Holdings AG	99,500	7,840,600
American Safety Insurance Holdings Ltd.	33,731	638,191	(a)
Amtrust Financial Services Inc.	97,500	2,797,275
Argo Group International Holdings Ltd.	112,363	3,774,273
Aspen Insurance Holdings Ltd.	139,500	4,475,160
First American Financial Corp.	20,100	484,209
The Navigators Group Inc.	62,500	3,191,875	(a)
		23,201,583

Publishing—1.2%
John Wiley & Sons Inc.	203,015	7,903,374
Morningstar Inc.	56,900	3,575,027
		11,478,401

Railroads—0.9%
Genesee & Wyoming Inc.	111,605	8,490,908	(a)

Regional Banks—4.8%
Bank of the Ozarks Inc.	29,166	976,186
BankUnited Inc.	24,225	592,059
Banner Corp.	24,831	763,057

Bryn Mawr Bank Corp.	65,000	1,447,550
Camden National Corp.	10,109	343,403
Cardinal Financial Corp.	17,373	282,659
CoBiz Financial Inc.	29,020	216,779
Columbia Banking System Inc.	13,471	241,670
Community Bank System Inc.	51,000	1,395,360
Cullen Frost Bankers Inc.	68,280	3,705,556
East West Bancorp Inc.	46,241	993,719
First Horizon National Corp.	74,768	740,951
Fulton Financial Corp.	124,325	1,194,763
Glacier Bancorp Inc.	24,494	360,307
Hancock Holding Co.	14,472	459,341
Home BancShares Inc.	27,597	911,253
Iberiabank Corp.	50,920	2,501,190
Independent Bank Corp.	53,500	1,548,825
Lakeland Financial Corp.	13,017	336,359
Old National Bancorp	30,178	358,213
PacWest Bancorp	31,769	787,236
Prosperity Bancshares Inc.	166,300	6,984,600
Southwest Bancorp Inc.	44,322	496,406	(a)
Sterling Bancorp	67,798	617,640
Sterling Financial Corp.	27,499	574,179
Susquehanna Bancshares Inc.	98,628	1,033,621
SVB Financial Group	73,123	4,092,694	(a)
TCF Financial Corp.	47,023	571,329
UMB Financial Corp.	164,000	7,189,760
Umpqua Holdings Corp.	44,385	523,299
Washington Trust Bancorp Inc.	62,500	1,644,375
Westamerica Bancorporation	58,965	2,511,319
Wintrust Financial Corp.	14,599	535,783
		46,931,441

Reinsurance—0.8%
Alterra Capital Holdings Ltd.	77,000	2,170,630
Endurance Specialty Holdings Ltd.	113,500	4,504,815
Maiden Holdings Ltd.	51,732	475,417
Platinum Underwriters Holdings Ltd.	19,754	908,684
		8,059,546

Research & Consulting Services—0.4%
ICF International Inc.	13,610	319,018	(a)
Mistras Group Inc.	78,000	1,925,820	(a)
Resources Connection Inc.	61,300	731,922
The Corporate Executive Board Co.	12,200	579,012
		3,555,772

Residential REITs—0.3%
Associated Estates Realty Corp.	66,798	1,076,784
Colonial Properties Trust	45,064	963,018
Mid-America Apartment Communities Inc.	9,679	626,715
Sun Communities Inc.	10,200	406,878
		3,073,395

Restaurants—0.7%
Cracker Barrel Old Country Store Inc.	87,340	5,612,468
Texas Roadhouse Inc.	106,670	1,792,056
		7,404,524

Retail REITs—0.1%
Inland Real Estate Corp.	39,332	329,602
Ramco-Gershenson Properties Trust	55,285	735,843
		1,065,445

Security & Alarm Services—0.8%
The Brink’s Co.	276,100	7,877,133

Semiconductor Equipment—0.6%
MKS Instruments Inc.	17,177	442,823
Rudolph Technologies Inc.	413,325	5,559,221	(a)
		6,002,044

Semiconductors—1.7%
Diodes Inc.	34,790	603,606	(a)
Fairchild Semiconductor International Inc.	57,214	823,882	(a)
First Solar Inc.	17,400	537,312	(a)
Hittite Microwave Corp.	25,000	1,552,500	(a)
Integrated Device Technology Inc.	83,385	608,711	(a)
Microsemi Corp.	309,028	6,501,949	(a)
RF Micro Devices Inc.	113,742	509,564	(a)
Semtech Corp.	152,205	4,406,335	(a)
Silicon Laboratories Inc.	12,900	539,349	(a)
TriQuint Semiconductor Inc.	124,553	602,837	(a)
		16,686,045

Specialized Consumer Services—0.1%
Matthews International Corp.	20,990	673,779

Specialized Finance—0.3%
MarketAxess Holdings Inc.	51,000	1,800,300
NewStar Financial Inc.	52,247	731,980	(a)
		2,532,280

Specialized REITs—1.6%
DiamondRock Hospitality Co.	72,870	655,830
FelCor Lodging Trust Inc.	104,900	489,883	(a)
Hersha Hospitality Trust	152,765	763,825
National Health Investors Inc.	10,747	607,528
Omega Healthcare Investors Inc.	345,105	8,230,754
Potlatch Corp.	12,600	493,794
Sabra Healthcare REIT Inc.	157,785	3,427,090
Summit Hotel Properties Inc.	65,842	625,499
		15,294,203

Specialty Chemicals—1.6%
Flotek Industries Inc.	46,397	566,043	(a)
HB Fuller Co.	43,953	1,530,443
OM Group Inc.	19,140	424,908	(a)
PolyOne Corp.	39,780	812,308
Sensient Technologies Corp.	319,954	11,377,564
Stepan Co.	18,980	1,054,149
		15,765,415

Specialty Stores—0.1%
Cabela’s Inc.	12,657	528,430	(a)

Steel—0.5%
Commercial Metals Co.	279,625	4,155,227
Schnitzer Steel Industries Inc.	33,158	1,005,682
		5,160,909

Systems Software—0.8%
CommVault Systems Inc.	6,900	480,999	(a)
MICROS Systems Inc.	168,595	7,155,172	(a)
		7,636,171

Technology Distributors—0.1%
ScanSource Inc.	17,838	566,713	(a)
Tech Data Corp.	19,211	874,677	(a)
		1,441,390

Thrifts & Mortgage Finance—0.2%
Northwest Bancshares Inc.	52,535	637,775
Ocwen Financial Corp.	12,500	432,375	(a)
Washington Federal Inc.	28,954	488,454
		1,558,604

Tires & Rubber—0.2%
Cooper Tire & Rubber Co.	70,824	1,796,097

Trading Companies & Distributors—0.7%
Applied Industrial Technologies Inc.	176,295	7,406,153

Trucking—1.1%
Landstar System Inc.	51,000	2,675,460
Marten Transport Ltd.	36,409	669,562
Old Dominion Freight Line Inc.	231,280	7,928,278	(a)
		11,273,300

Water Utilities—0.1%
American States Water Co.	10,400	498,992

Total Common Stock
(Cost $799,477,085)		925,921,627

Short-Term Investments—5.5%
GE Institutional Money Market Fund—Investment Class
0.06%
(Cost $54,262,464)		54,262,464	(d,k)

Total Investments
(Cost $853,739,549)		980,184,091

Liabilities in Excess of Other Assets, net—(0.1)%		(912,402)

NET ASSETS—100.0%		$979,271,689

Other Information

The Fund had the following long futures contracts open at December 31 2012 (Unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	March 2013	165	$13,968,900	$386,165

Notes to Schedules of Investments December 31, 2012 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Funds have bought and the diversity of areas in which the Funds may invest as of a particular date. It may not be representative of the Funds’ current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Funds’ summary prospectus and statutory prospectus complete descriptions of investment objectives, policies, risks and permissible investments

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, these securities amounted to $16,108,874, $24,222,998 and $46,041,841 or 2.14%, 6.51% and 4.98% of the net assets of the GE Institutional Strategic Investment Fund, GE Institutional Income Fund and GE Institutional Money Market Fund respectively. These securities have been determined to be liquid using procedures established by the Funds’ Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At December 31, 2012, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at December 31, 2012.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GE Asset Management Incorporated (GEAM), the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Institutional Money Market fund.

(l)	General Electric Co. is the parent company of GEAM, the Fund’s investment adviser.

(m)	Securities in default.

(n)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Funds’ custodian and accounting agent.

(o)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

(p)	Security is fair valued by the Valuation committee, in accordance with the procedures approved by the Board of Trustees.

*	Less than 0.05%
**	Amount is less than $ 0.50.
†	Percentages are based on net assets as of December 31, 2012.
††	Security traded on different exchanges.

Abbreviations:

ADR	American Depository Receipt

GDR	Global Depository Receipt

Regd.	Registered

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard and Poor’s Depository Receipt

STRIPS	Separate Trading of Registered Interest and Principal of Security

Security Valuation and Transactions

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Portfolio securities of the Money Market Fund and any short-term securities of sufficient credit quality held by any other fund with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Funds classify the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The GE Institutional International Fund and the GE Institutional Strategic Fund utilized the fair value pricing service on December 31, 2012 due to events occurring after the close of foreign local markets and before the close of regular trading on the NYSE. This resulted in certain foreign securities being classified as Level 2 at the end of the period which were classified as Level 1 at September 30, 2012. The value of securities that were transferred to Level 2 from Level 1 as a result was $1,924,192,555 and $114,486,844, respectively.

There were no other transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

The following tables present the Funds’ investments measured at fair value on a recurring basis at December 31, 2012:

Fund	Investments	Level 1	Level 2	Level 3	Total
International Equity	Investments in Securities †
	Common Stock	$81,532,750	$1,722,302,805	$—	$1,803,835,555
	Preferred Stock	—	34,934,954	—	34,934,954
	Short-Term Investments	76,329,782	—	—	76,329,782

	Total Investments in Securities	$157,862,532	$1,757,237,759	$—	$1,915,100,291

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$1,229,586	$—	$—	$1,229,586
	Futures Contracts — Unrealized Depreciation	(221,723)	—	—	(221,723)

	Total Other Financial Instruments	$1,007,863	$—	$—	$1,007,863

Premier Growth Equity Fund	Investments in Securities †
	Common Stock	$230,289,146	$—	$—	$230,289,146
	Short-Term Investments	13,813,296	—	—	13,813,296

	Total Investments in Securities	$244,102,442	$—	$—	$244,102,442

	Other Financial Instruments *
	Futures Contracts — Unrealized Depreciation	$(1,338)	$—	$—	$(1,338)

U.S. Large-Cap Core Equity Fund	Investments in Securities †
	Common Stock	$74,919,799	$—	$—	$74,919,799
	Exchange Traded Funds	1,321,796	—	—	1,321,796
	Short-Term Investments	2,131,683	—	—	2,131,683

	Total Investments in Securities	$78,373,278	$—	$—	$78,373,278

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$9,988	$—	$—	$9,988

U.S. Equity Fund	Investments in Securities †
	Common Stock	$629,014,067	$—	$—	$629,014,067
	Exchange Traded Funds	10,811,022	—	—	10,811,022
	Short-Term Investments	20,259,725	—	—	20,259,725

	Total Investments in Securities	$660,084,814	$—	$—	$660,084,814

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$17,619	$—	$—	$17,619
S&P 500 Index Fund	Investments in Securities †
	Common Stock	$34,844,196	$—	$—	$34,844,196
	Short-Term Investments	1,644,188	—	—	1,644,188

	Total Investments in Securities	$36,488,384	$—	$—	$36,488,384

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$13,048	$—	$—	$13,048

Income Fund	Investments in Securities †
	U.S. Treasuries	$—	$104,339,808	$—	$104,339,808
	Agency Mortgage Backed	—	109,474,300	—	109,474,300
	Agency CMOs	—	2,926,365	—	2,926,365
	Asset Backed	—	1,085,605	—	1,085,605
	Corporate Notes	—	103,020,871	—	103,020,871
	Non-Agency CMOs	—	10,509,036	—	10,509,036
	Sovereign Bonds	—	4,960,109	—	4,960,109
	Municipal Notes and Bonds	—	1,952,220	—	1,952,220
	Short-Term Investments	84,618,729	5,999,374	—	90,618,103

	Total Investments in Securities	$84,618,729	$344,267,688	$—	$428,886,417

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$543,993	$—	$—	$543,993
	Futures Contracts — Unrealized Depreciation	(248,565)	—	—	(248,565)

	Total Other Financial Instruments	$295,428	$—	$—	$295,428

Money Market Fund	Investments in Securities †
	U.S. Treasuries	$—	$113,998,948	$—	$113,998,948
	U.S. Government Agency Obligations	—	294,015,745	—	294,015,745
	Commercial Paper	—	193,922,351	—	193,922,351
	Repurchase Agreements	—	84,900,000	—	84,900,000
	Certificate of Deposit	—	154,652,500	—	154,652,500
	Corporates	—	68,146,849	—	68,146,849
	Time Deposit	—	15,997,205	—	15,997,205

	Total Investments in Securities	$—	$925,633,598	$—	$925,633,598

Strategic Investment Fund	Investments in Securities †
	Domestic Equity	$278,757,605	$—	$—	$278,757,605
	Foreign Equity	15,347,722	124,184,133	—	139,531,855
	U.S. Treasuries	—	65,391,763	—	65,391,763
	Agency Mortgage Backed	—	70,115,862	—	70,115,862
	Agency CMOs	—	1,620,022	—	1,620,022
	Asset Backed	—	1,211,379	—	1,211,379
	Corporate Notes	—	64,449,401	—	64,449,401
	Non-Agency CMOs	—	6,788,891	—	6,788,891
	Sovereign Bonds	—	3,315,107	—	3,315,107
	Municipal Notes and Bonds	—	1,063,446	—	1,063,446
	Exchange Traded Funds	29,177,947	—	—	29,177,947
	Preferred Stock	804,529	2,354,818	—	3,159,347
	Short-Term Investments	127,565,989	—	—	127,565,989

	Total Investments in Securities	$451,653,792	$340,494,822	$—	$792,148,614

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$829,572	$—	$—	$829,572
	Futures Contracts — Unrealized Depreciation	(222,581)	—	—	(222,581)
	Foreign Currency Forward Exchange Contracts — Unrealized Depreciation	(41,264)	—	—	(41,264)

	Total Other Financial Instruments	$565,727	$—	$—	$565,727

Small-Cap Equity Fund	Investments in Securities †
	Common Stock	$925,921,627	$—	$—	$925,921,627
	Short-Term Investments	54,262,464	—	—	54,262,464

	Total Investments in Securities	$980,184,091	$—	$—	$980,184,091

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$386,165	$—	$—	$386,165

†	See Schedule of Investments for Industry Classification
*	- Other financial instruments include derivative instruments such as futures and foreign currency forward exchange contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

INCOME TAXES

At December 31, 2012, information on the tax cost of investments was as follows:

Fund	Cost of investment for tax purposes	Gross Tax appreciation	Gross tax depreciation	Net tax appreciation / (depreciation)
International Equity Fund	$1,708,189,405	$288,566,163	$(81,655,277)	$206,910,886
Premier Growth Equity Fund	194,183,636	57,598,118	(7,679,312)	49,918,806
U.S. Large-Cap Core Equity Fund	73,850,322	6,488,665	(1,965,709)	4,522,956
U.S. Equity Fund	603,374,692	74,111,813	(17,401,691)	56,710,122
S&P 500 Index Fund	31,044,968	6,980,351	(1,536,935)	5,443,416
Income Fund	424,243,865	8,055,358	(3,412,806)	4,642,552
Money Market Fund	925,633,598	—	—	—
Strategic Investment Fund	739,528,053	64,921,231	(12,300,670)	52,620,561
Small-Cap Equity Fund	856,064,365	169,048,618	(44,928,892)	124,119,726

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Institutional Funds, Inc.

By:	/S/ MICHAEL J. COSGROVE
Michael J. Cosgrove
Chairman, GE Institutional Funds, Inc.

Date: February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ MICHAEL J. COSGROVE
Michael J. Cosgrove
Chairman, GE Institutional Funds, Inc.

Date: February 26, 2013

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, GE Institutional Funds, Inc.

Date: February 26, 2013